--------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

Report From Your Investment Advisor........................................    2
Schedules of Portfolio Investments.........................................    7
Statements of Assets and Liabilities.......................................   30
Statements of Operations...................................................   31
Statements of Changes in Net Assets........................................   32
Notes to Financial Statements..............................................   34
Financial Highlights.......................................................   43

                                                                          1 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor
-------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

WE ARE PLEASED TO PRESENT THIS SEMI-ANNUAL REPORT FOR THE ONE
GROUP-REGISTERED TRADEMARK- FAMILY OF MUTUAL FUNDS. ON THE FOLLOWING PAGES, YOU WILL FIND AN OVERVIEW OF THE FINANCIAL MARKETS AND YOUR FUND'S PERFORMANCE FOR THE PERIOD FROM JULY 1, 1996, THROUGH DECEMBER 31, 1996.

DEAR VALUED SHAREHOLDERS:
Thank you for your continued support of The One Group Family of Mutual Funds.

1996 proved to be a rewarding year for stock investors, and a challenging one for bond investors. Stocks maintained the strength they exhibited during 1995 and posted impressive double-digit returns. Bond returns, on the other hand, slipped back into the low single digits, as the market was plagued with volatility.

As strong as the stock market's returns were during 1996, and as disappointing as the bond market's results were, it's important to keep performance--whether good or bad--in perspective. Returns in any single year shouldn't influence your long-term investment strategy.

It's highly unlikely that, over the long term, the stock market will remain as strong as it has been during the past two years, or that the bond market will remain as volatile. While returns may fluctuate over the short term, over the long term the markets tend to adjust for periodic ups and downs so that performance evens out.

These market dynamics underscore the importance of three key investment strategies:

- MAINTAINING A LONG-TERM PERSPECTIVE. Don't let short-term returns distract you from your long-term strategy. Let time work for your investment portfolio. After all, it's time, not timing, that allows investments to realize their full potential.

- ASSET ALLOCATION. Spreading your investment dollars among stocks, bonds and money market securities according to your goals, time frame and risk tolerance exposes your money to opportunities from each major asset class.

- DIVERSIFICATION. Investing in a variety of securities within each asset class may enhance your returns while helping to reduce overall portfolio risk.

We believe that following these principles is critical to long-term investment success. Nevertheless, it sometimes is difficult for individual investors to implement these strategies in their own investment plans. The One Group is always working on new ways to make investing easy and convenient. And now, taking advantage of these investment techniques has never been simpler.

Four new funds--THE ONE GROUP INVESTOR FUNDS-- take the time and complexity out of allocating your assets and assembling a diversified investment portfolio. They offer a convenient way to enjoy asset allocation and broad diversification from ONE investment.

Each of The One Group Investor Funds is targeted toward a specific investment objective, such as growth, income or a combination of the two. In striving to meet these objectives, the investment professionals managing The One Group Investor Funds invest in a combination of mutual funds from The One Group family. So, by investing in the SINGLE One Group Investor Fund best suited to your goals, you enjoy instant diversification and professional asset allocation.

The One Group Investor Funds are suitable for various investment goals, including one of the most important--retirement. Because they offer a single source for asset allocation and broad diversification, they may be ideal investments for THE ONE GROUP IRA.

The One Group IRA can be one of the smartest ways to save for retirement:

- All workers AND non-working spouses may contribute up to $2,000 A YEAR.

- You accumulate TAX-DEFERRED EARNINGS during your working years.

- For certain investors, some or all of the $2,000 annual IRA contribution limit may be TAX-DEDUCTIBLE.

There's still time to make your IRA investment for the 1996 income tax year; the deadline is April 15. All it takes is a minimum of $25 to set up your IRA, as long as you sign up for systematic investing. Otherwise, the minimum is $250. And, if you maintain a balance of at least $1,000, The One Group will waive the annual IRA maintenance fee.

----2

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

We invite you to learn more about The One Group Investor Funds and The One Group IRA by calling 1-800-480-4111, or by visiting The One Group web site at WWW.ONEGROUP.COM. From here, you quickly can access a variety of fund-related information, including prices, performance updates, fund manager biographies and more. In addition, you will find an interactive asset allocation tool with which you can determine your investor profile and select an appropriate model portfolio.

Thank you again for the confidence you have shown in The One Group Family of Mutual Funds. Your ongoing support is appreciated as The One Group continues to make investing rewarding and convenient.

Sincerely,

/s/ David J. Kundert
David J. Kundert
PRESIDENT & CEO,
BANC ONE INVESTMENT ADVISORS CORPORATION,
INVESTMENT ADVISOR TO THE ONE GROUP

                            [DAVID J. KUNDERT PHOTO]

---------

FOR MORE COMPLETE INFORMATION ABOUT THE ONE GROUP INVESTOR FUNDS AND THE ONE GROUP IRA, INCLUDING CHARGES AND EXPENSES, YOU MAY OBTAIN A PROSPECTUS BY CALLING THE ONE GROUP AT 1-800-480-4111. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                                                                          3 ----

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

ECONOMY STAYS ON STEADY COURSE
Economic growth during the second half of 1996 started out on unstable ground, with inventory accumulation representing approximately 75% of the third quarter's 2.1% GDP growth. When growth is backed by a surge in inventories, it is not sustainable. During the fourth quarter, though, a decline in the level of reported inventories revealed virtually no contribution from this component toward the 4.7% overall growth rate. This demonstrated that the composition of growth as the year ended was much more solid than it was in the third quarter.

EXPECTED FED ACTION DOESN'T MATERIALIZE
While short-term interest rates, such as the three-month Treasury bill rate, seem to have remained relatively stable from the beginning of the six-month period, when they were 5.23%, to the end, when they were 5.17%, there was, in fact, significant volatility in between. After a surge in GDP growth in the second quarter--to 4.7%--the bond market became convinced that a tightening by the Federal Reserve was necessary, causing rates on the two-year Treasury note to climb as high as 6.43%. The Fed, however, left its monetary policy unchanged, and short-term rates came back down.

With regard to adjusting monetary policy, the Fed remained idle during the second half of the year. In fact, the only Fed action for all of 1996 came on Jan. 31, when it cut the federal funds rate by 0.25%. Nevertheless, the Fed continued to nurture economic growth during the second half, as it was able to largely ignore the tightness of the labor market and increased labor costs that characterized the period. The Fed's current philosophy continues to be somewhat preemptive in nature, but not as preemptive as it was in 1994, when it first introduced this philosophy to the financial markets.

LONG-TERM RATES DECLINE
Investor concerns about stronger economic growth diminished during the final few months of the year, as the market became more hopeful that economic growth eventually would slow down. As a result, long-term interest rates toward the latter half of the year proceeded to decline even in the wake of higher inflation.

Consumer prices slowly increased during the period, ending the year up 3.3% on a year-over-year basis. Prices at the beginning of the six-month period were rising only 2.8% on a year-over-year basis. The decline in long-term rates occurred on the bond market's expectation that inflation in 1997 would be a lot more subdued, and slower economic growth would take some wind out of inflationary pressures.

The decline in long-term interest rates during the second half of the year continued to add overall support to the country's stock market. In addition, it may have offered the housing sector a helping hand. In November, for example, housing starts posted a gain of 9.3%, which represented the highest monthly growth rate since July 1995, when housing starts were up 11.5%. Nevertheless, by year-end, we observed that poor weather in the West caused December's housing starts to plunge by 12.2%.

WHAT'S IN STORE FOR 1997
After growing at a rate of 2.5% in 1996, we think the economy may slow down in 1997, as growth softens. Some of this slowdown is likely to be caused by a continued dampening of growth in consumer credit.

As growth slows, consumer prices should increase by approximately 3.5% (on a year-over-year basis) in 1997, due to growing labor cost pressures. This factor is likely to push long-term interest rates up during the year. After starting the year at 6.5%, we believe that the 30-year Treasury bond may peak during the second half of the year and then fall back to approximately 6.9% in the fourth quarter if economic growth slows.

One of the major uncertainties for the bond market in the first half of 1997 will be whether or not the tight labor market persists, and, furthermore, whether it will result in much firmer consumer prices. Current bond prices suggest that the market remains optimistic, but in the event that these pressures translate into much higher prices, the bond market may encounter great difficulty in the first half of the year.

We suspect that the Federal Reserve may combat rising consumer prices with an increase in short-term interest rates. Our preliminary projections show that the federal funds rate may move up during the first half of 1997, which should place some downward pressure on stock prices.

/s/ Anthony Chan, Ph.D.
Anthony Chan, Ph.D.
VICE PRESIDENT AND CHIEF ECONOMIST
BANC ONE INVESTMENT ADVISORS CORPORATION

----4

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------

THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1996

VOLATILITY LEADS TO LACKLUSTER BOND RETURNS
The taxable bond market went on a roller coaster ride during 1996, first falling, then coming back up, then declining again. The first six months of the year were characterized by volatility and negative performance, as a strong economy pushed interest rates up--and bond prices down. The yield on the 10-year Treasury, for example, increased by approximately 1.5%.

In the second half of the year, the bond market staged a comeback. Economic growth slowed down, and interest rates reverted back to their late-1995 levels. In addition, foreign demand for high-quality U.S. bonds helped boost the market's performance.

Then in December signs of a stronger economy began to emerge. As a result, all segments of the domestic bond market again experienced declines, eliminating about half the gains made during the previous five months. The calendar year ended with lackluster market returns.

The economy wasn't the only factor working against the bond market. A demand for yield led many investors to the emerging market debt and high-yield sectors of the bond market, which caused these securities to outperform higher-quality bonds. Furthermore, with a strong U.S. equity market, many investors were over-allocated toward stocks, putting more pressure on the bond market.

THE ONE GROUP FUNDS RISE TO THE CHALLENGE
Despite this difficult environment, we are pleased to report that The One Group fixed-income funds (fiduciary share class) offered relatively strong returns, outperforming their respective Lipper Analytical Services mutual fund peer groups for the six- and 12-month periods ended December 31, 1996. (Lipper is a well-respected mutual fund research firm that tracks and compares returns for groups of funds with similar investment objectives.) For more information, please see the chart on page 6.

We attribute this performance to two strategies: maintaining a neutral duration stance versus the benchmarks, and sector selection. (Duration is a measure of a fixed-income fund's sensitivity to interest rate changes. A lower number indicates less sensitivity; a higher number indicates greater sensitivity.) By not taking any chances with duration, our funds were able to temper some of the price volatility seen during the period. Furthermore, by focusing on bonds in the mortgage-backed and corporate sectors, our funds captured the yield advantage that these securities offered compared to Treasury securities.

MUNI MARKET REBOUNDS
As the flat-tax debate receded during the second half of 1996, the municipal bond market rebounded. In addition, strong demand, particularly from the institutional market, boosted performance. These factors helped the municipal bond market outperform certain taxable issues, including government and corporate bonds.

All of The One Group municipal bond funds offered relatively strong returns, outperforming their respective fund peer groups (fiduciary share class). For more information, please see the chart on page 6.

MONEY MARKET OFFERS 'TYPICAL' RETURNS
Despite a fair amount of volatility among short-term securities--brought on by investors trying to anticipate Federal Reserve action--money market securities offered average returns during the second half of 1996. The One Group money market funds continued to practice a barbell maturity strategy, focusing on both the short and long ends of the money market maturity spectrum. This tactic helped provide relatively strong returns that outperformed most of the funds' peers.

MARKET SHOULD STABILIZE IN '97
Looking ahead, we anticipate that the bond market may operate in a range of 6% to 7% in 1997. There probably will be some upward pressure on both short-and long-term rates, but we don't think these increases will be dramatic. We think it's likely that the Fed will tighten the federal funds rate by 0.25% to 0.50% early in the year, with modest inflationary pressures the key determinant.

We expect to be cautious entering 1997 but may become more constructive if interest rates get close to 7%. Our strategies will continue to focus on high-quality securities with intermediate-term maturities, as they offer nearly all of the return of longer-maturity bonds with significantly less risk. We also will continue to stress income from securities in the mortgage and corporate sectors. We believe that interest income should be important to returns in 1997, as it was in 1996.

/s/ Gary J. Madich
Gary J. Madich
SENIOR MANAGING DIRECTOR OF FIXED-INCOME SECURITIES
Banc One Investment Advisors Corporation

                                                                          5 ----

--------------------------------------------------------------------------------

The One Group Fixed-Income Funds
-------------------------------------------------------------

LIPPER FIXED-INCOME INDEXES

RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1996

FUND NAME/LIPPER UNIVERSE                                                                        6 MONTHS             1 YEAR
------------------------------------------------------------------------------------------  -------------------  -----------------
Ultra Short-Term Income Fund..............................................................            3.70                6.14
Lipper Adjustable Rate Mortgage Index.....................................................            3.26                5.40

Government Bond Fund......................................................................            4.90                2.59
Lipper General U.S. Government Bond Index.................................................            4.45                1.72

Limited Volatility Bond Fund..............................................................            3.65                4.31
Lipper Short & Short/Intermediate U.S. Government Bond Fund Index.........................            3.52                3.84

Intermediate Bond Fund....................................................................            4.60                4.09
Lipper Intermediate U.S. Government Bond Fund Index.......................................            4.21                2.68

Income Bond Fund..........................................................................            4.92                3.30
Lipper Intermediate Investment Grade Fund Index...........................................            4.64                3.12

Municipal Income Fund.....................................................................            4.05                4.58
Lipper Intermediate Municipal Bond Fund Index.............................................            3.92                3.70

Intermediate Tax-Free Bond Fund...........................................................            4.75                4.39
Lipper Intermediate Municipal Bond Fund Index.............................................            3.92                3.70

Ohio Municipal Bond Fund..................................................................            4.45                4.15
Lipper All State-Specific Intermediate Municipal Bond Fund Index..........................            3.83                3.49

Louisiana Municipal Bond Fund.............................................................            3.91                4.43
Lipper All State-Specific Intermediate Municipal Bond Fund Index..........................            3.83                3.49

Kentucky Municipal Bond Fund..............................................................            4.02                4.18
Lipper All State-Specific Intermediate Municipal Bond Fund Index..........................            3.83                3.49


NUMBER OF FUNDS IN LIPPER UNIVERSES

                                                                                               NO. OF FUNDS        NO. OF FUNDS
LIPPER UNIVERSE                                                                               6-MONTH PERIOD       1-YEAR PERIOD
------------------------------------------------------------------------------------------  -------------------  -----------------
Adjustable Rate Mortgage Index............................................................              46                  46

General U.S. Government Bond Index........................................................             174                 170

Short & Short/Intermediate U.S. Government Bond Fund Index................................             156                 146

Intermediate U.S. Government Bond Fund Index..............................................             129                 120

Intermediate Investment Grade Fund Index..................................................             187                 176

Intermediate Municipal Bond Fund Index....................................................             184                 174

All State-Specific Intermediate Municipal Bond Fund Index.................................             143                 136

----6

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS (104.1%):
Alaska (1.2%):
$        1,000    Anchorage, GO, 6.00%, 10/1/10, FGIC.........................  $         1,074
         1,250    Anchorage, GO, 5.00%, 10/1/15, FGIC.........................            1,187
         1,115    North Slope Boro, GO, Series B, 0.00%, 6/30/04..............              763
                                                                                ---------------
                                                                                          3,024
                                                                                ---------------
Arizona (4.8%):
         1,000    Educational Loan Marketing Corp., 7.30%, 9/1/03, MBIA.......            1,066
         1,000    Educational Loan Marketing Corp., 7.35%, 9/1/04, MBIA**.....            1,065
           775    Educational Loan Marketing Corp., 7.38%, 9/1/05, MBIA**.....              824
         1,795    Maricopa County Greenery Apartments, Series A, 5.85%,
                    1/1/08....................................................            1,805
         1,400    Maricopa County School District #28, GO, Series B, 0.00%,
                    1/1/05, FGIC..............................................              940
         1,000    Maricopa County Unified School District #097 Deer Valley,
                    GO, 5.10%, 7/1/06, FGIC**.................................            1,019
         1,500    Phoenix Airport Revenue, Series D, 6.00%, 7/1/06, AMT,
                    MBIA......................................................            1,604
         1,295    Tucson Individual Development Authority, 5.20%, 12/20/06,
                    MFHR, Los Portales, GNMA..................................            1,293
         2,475    Tucson Water Revenue, 5.50%, 7/1/14.........................            2,497
                                                                                ---------------
                                                                                         12,113
                                                                                ---------------
California (3.5%):
         1,250    Housing Finance Agency Revenue, Series G, 5.70%, 8/1/07,
                    AMT, MBIA.................................................            1,274
         3,580    Orange County Airport, 5.50%, 7/1/11, AMT, MBIA.............            3,481
         3,000    Sacramento Municipal Utilities, 5.40%, 11/15/06, FSA........            3,061
         1,000    San Francisco City & County Airports Common International
                    Airport Revenue, 6.30%, 5/1/11, AMBAC.....................            1,070
                                                                                ---------------
                                                                                          8,886
                                                                                ---------------
Colorado (7.3%):
         3,290    Arapahoe County Capital Improvements, Project E-470, 0.00%,
                    8/31/03...................................................            2,277
         1,135    Arapahoe County School District #001 Englewood, GO, 0.00%,
                    11/1/09, FSA..............................................              574
         1,580    Boulder County Revenue, NCAR Project, 6.90%, 12/1/07........            1,728
         2,000    Denver City & County Airport Revenue, Series B, 5.75%,
                    11/15/09, AMT,............................................            2,048
         1,160    Denver City & County Airport, Series C, 5.10%, 11/15/01,
                    AMT, MBIA.................................................            1,162

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
$        9,750    Denver City & County School District #1, GO, Series A,
                    0.00%, 12/1/06............................................  $         5,832
           275    Housing Finance Authority, 5.63%, 5/1/04, SFMR..............              280
         3,220    Housing Finance Authority, GO, Series A, 6.40%, 8/1/06......            3,359
         1,300    Larimer Weld & Boulder Counties School, 5.10%, 12/15/09,
                    FGIC......................................................            1,292
                                                                                ---------------
                                                                                         18,552
                                                                                ---------------
Connecticut (2.3%):
         1,000    Bridgeport, GO, 6.50%, 9/1/08, AMBAC........................            1,114
         2,475    State, GO, Series B, 6.00%, 10/1/05.........................            2,689
         1,060    State, Special Tax, Series B, 5.38%, 10/1/09, MBIA..........            1,076
         1,000    State, Special Tax, Series B, 5.40%, 10/1/10................            1,008
                                                                                ---------------
                                                                                          5,887
                                                                                ---------------
District of Columbia (0.4%):
         1,000    Hospital Medlantic, Series B, 6.50%, 8/15/02, MBIA..........            1,087
                                                                                ---------------
Florida (3.6%):
         1,300    Broward County Housing Authority, 5.55%, 7/1/09, GNMA.......            1,321
         1,000    Dade County Aviation Revenue, Series A, 6.00%, 10/1/08,
                    AMBAC.....................................................            1,078
         1,785    Dade County Housing Finance Authority Mortgage, 6.50%,
                    7/1/22, FHA...............................................            1,815
         2,000    Escambia County Housing Finance Authority, Multifamily
                    Housing Revenue, 5.75%, 4/1/04, GNMA......................            2,023
         1,185    Indian River County Hospital, 5.95%, 10/1/09, FSA...........            1,221
         1,285    Indian River County Hospital, 6.00%, 10/1/10, FSA...........            1,327
           555    Tampa Water & Sewer, 0.00%, 10/1/05, ETM....................              369
                                                                                ---------------
                                                                                          9,154
                                                                                ---------------
Georgia (1.6%):
         1,000    Atlanta Airport Facilities Revenue, Series A, 6.50%, 1/1/07,
                    AMBAC.....................................................            1,124
         1,500    Atlanta Airport Facilities, 6.50%, 1/1/08, AMBAC............            1,686
         1,215    Columbus Water & Sewer Revenue, 6.30%, 5/1/06, FGIC.........            1,320
                                                                                ---------------
                                                                                          4,130
                                                                                ---------------

CONTINUED

                                                                          7 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Hawaii (1.4%):
$        2,000    Honolulu City & County, Series A, 7.35%, 7/1/08.............  $         2,385
         1,000    Honolulu City & County, GO, Series A, 5.60%, 4/1/07.........            1,055
                                                                                ---------------
                                                                                          3,440
                                                                                ---------------
Idaho (2.4%):
         1,000    Boise State University, 5.20%, 4/1/10.......................              988
         1,050    Student Loan Fund Marketing Assoc. Inc., Student Loan
                    Revenue, 6.25%, 4/1/98....................................            1,059
         2,000    Student Loan Fund Marketing Assoc. Inc., Student Loan
                    Revenue, 6.40%, 10/1/99...................................            2,041
           705    Student Loan Fund Marketing Assoc. Inc., 5.88%, 4/1/99......              714
         1,300    University of Idaho, 5.75%, 4/1/06..........................            1,385
                                                                                ---------------
                                                                                          6,187
                                                                                ---------------
Illinois (5.6%):
         1,000    Chicago Metro Water Reclamation District--Greater Chicago
                    Capital Improvements, GO, 7.25%, 12/1/12..................            1,201
         4,245    Chicago Metro Water Reclamation District--Greater Chicago
                    Capital Improvements, GO, 6.25%, 12/1/14..................            4,467
         3,045    Chicago Park District, GO, 6.35%, 11/15/08,.................            3,341
         1,450    Chicago Residual Revenue, 0.00%, 10/1/09, MBIA..............              619
         1,010    Evanston Residential Mortgage, 6.38%, 1/1/09 AMBAC..........            1,062
         1,645    Health Facilities Authority Revenue, 6.13%, 11/15/07,
                    MBIA......................................................            1,768
           590    Health Facilities Authority Revenue, 7.90%, 8/15/03, MBIA...              604
         1,000    State, GO, 6.25%, 12/1/01...................................            1,022
                                                                                ---------------
                                                                                         14,084
                                                                                ---------------
Indiana (2.1%):
         1,000    Fort Wayne Hospital Authority, Parkview Memorial Hospital
                    Project, Series A, 7.50%, 11/15/11, FGIC..................            1,095
         2,870    Indianapolis Economic Development Revenue, 6.38%, 12/1/04,
                    Knob-in-the-Woods Project, AMT............................            3,044
         1,000    State Vocational Technical College Building Facilities Fee,
                    6.50%, 7/1/07, AMBAC......................................            1,119
                                                                                ---------------
                                                                                          5,258
                                                                                ---------------

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Iowa (1.3%):
$        1,610    Finance Authority Single Family Mortgage, Series F, 6.15%,
                    7/1/04, AMBAC.............................................  $         1,655
         1,500    Student Loan Liquidity Corp., Student Loan Revenue, Series
                    C, 6.50%, 12/1/99, AMBAC..................................            1,575
                                                                                ---------------
                                                                                          3,230
                                                                                ---------------
Kansas (1.9%):
         2,875    Shawnee Multifamily Housing, Haverford West Apts. Project,
                    5.40%, 12/1/26............................................            2,879
         1,750    Wichita Hospital Revenue, St. Francis Regional Hospital,
                    6.25%, 10/1/10, MBIA......................................            1,843
                                                                                ---------------
                                                                                          4,722
                                                                                ---------------
Kentucky (1.1%):
         1,000    Lexington--Fayette Urban County Government, Series A1,
                    6.75%, 11/20/06...........................................            1,070
         3,325    State Turnpike Authority Economic Development, 0.00%,
                    1/1/10, FGIC..............................................            1,657
                                                                                ---------------
                                                                                          2,727
                                                                                ---------------
Louisiana (0.1%):
           257    Housing Agency Mortgage Revenue, 7.80%, 12/1/09, GNMA.......              287
                                                                                ---------------
Maine (0.2%):
           535    State Street Housing Preservation Corp., 100 State Street
                    Project, 7.20%, 1/1/02....................................              561
                                                                                ---------------
Maryland (1.1%):
         1,150    Anne Arundel County, GO, Series B, 7.70%, 3/15/06, AMT......            1,245
         1,465    Worcester, GO, Series A, 6.10%, 5/1/08, MBIA................            1,583
                                                                                ---------------
                                                                                          2,828
                                                                                ---------------
Massachusetts (0.3%):
           795    Education Loan Authority, 7.25%, 1/1/09, AMT, MBIA..........              846
                                                                                ---------------
Michigan (3.3%):
           780    Detroit Convention Facilities, 5.25%, 9/30/12...............              736
         2,000    Grand Rapids Community College, 5.38%, 5/1/16, MBIA.........            1,956
         2,000    State Hospital Finance Authority Revenue, Mercy Mount
                    Clemens Corp., 6.25%, 5/15/11.............................            2,070
         1,500    State Hospital Financial Authority, Series A, 8.10%,
                    10/1/13...................................................            1,699
           965    Warren Michigan Building Authority, 5.45%, 11/1/14, FGIC....              957

CONTINUED

----8

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
$          970    Warren Building Authority, 5.45%, 11/1/16, FGIC.............  $           955
                                                                                ---------------
                                                                                          8,373
                                                                                ---------------
Minnesota (1.8%):
         1,500    Northern Municipal Power Agency, Minnesota Electric, Series
                    A, 5.90%, 1/1/07, AMBAC...................................            1,592
         3,000    University of Minnesota, 5.50%, 7/1/09......................            3,049
                                                                                ---------------
                                                                                          4,641
                                                                                ---------------
Missouri (1.4%):
         1,895    Carthage Waterworks & Wastewater Treatment Systems, 6.30%,
                    7/1/09, MBIA**............................................            2,029
         1,540    Kansas City Industrial Development Authority, Multifamily
                    Housing Revenue, Series A, Mews Apt. Project, 5.63%,
                    7/1/05, AMT...............................................            1,585
                                                                                ---------------
                                                                                          3,614
                                                                                ---------------
Montana (0.9%):
         1,000    State Long-Range Building Project, Series D, 5.25%,
                    8/1/08....................................................            1,023
         1,380    University of Montana University Higher Education, Series D,
                    5.38%, 05/15/15, MBIA.....................................            1,366
                                                                                ---------------
                                                                                          2,389
                                                                                ---------------
Nebraska (0.9%):
         2,250    Higher Education Loan Program, Series A-6, 5.90%, 6/1/03,
                    AMT.......................................................            2,331
                                                                                ---------------
Nevada (2.5%):
         2,000    Las Vegas, Sewer Revenue, 6.60%, 10/1/12, FGIC..............            2,225
         1,000    State Municipal Bond Bank Project #20-23A, GO, 7.00%,
                    7/1/01, ETM...............................................            1,044
         3,010    Washoe County School District, GO, 6.13%, 8/1/07, MBIA......            3,187
                                                                                ---------------
                                                                                          6,456
                                                                                ---------------
New Hampshire (0.5%):
         1,225    Higher Education & Health Facilities Authority Revenue,
                    6.25%, 1/1/06, Connie Lee.................................            1,306
                                                                                ---------------
New Mexico (5.3%):
         1,000    Albuquerque, 6.50%, 7/1/11, AMT, AMBAC**....................            1,080
         3,000    Albuquerque Gross Receipts, 5.38%, 7/1/01...................            3,016

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
$        1,195    Educational Assistance Foundation, Student Loan Revenue,
                    Series A, 6.45%, 4/1/99, AMT, AMBAC.......................  $         1,243
         2,070    Educational Assistance Foundation, Student Loan Revenue,
                    Series A, 6.55%, 4/1/00, AMT, AMBAC.......................            2,180
         5,455    Educational Assistance Foundation, Student Loan Revenue,
                    Series A, 6.85%, 4/1/05, AMT, AMBAC.......................            5,881
                                                                                ---------------
                                                                                         13,400
                                                                                ---------------
Ohio (1.1%):
         1,000    Cuyahoga County Hospital Revenue, University Hospital Health
                    System, Series 96B, 6.00%, 1/15/05........................            1,076
         1,600    Eaton Industrial Development, Baxter Intl. Project, 6.50%,
                    12/1/12...................................................            1,705
                                                                                ---------------
                                                                                          2,781
                                                                                ---------------
Oregon (5.2%):
           845    Eugene Public Safety Facilities, GO, 6.00%, 6/1/06..........              917
         2,800    Hillsboro Hospital Facility Authority, Tuality Hospital,
                    5.75%, 10/1/12............................................            2,697
         2,350    Jackson County School District #5 Ashland, GO, 5.70%,
                    6/1/07, FSA...............................................            2,490
         1,250    Lane County School District #52 Bethel, GO, 6.00%, 6/1/06,
                    FSA.......................................................            1,357
         2,000    Multnomah County School District #1J, 5.00%, 6/1/04, MBIA...            2,041
         1,435    Port Portland Airport Revenue, Series 7-A, 6.75%, MBIA,
                    7/1/09....................................................            1,563
         2,075    Washington County School District #88, GO, 6.10%, 6/1/05,
                    FSA.......................................................            2,257
                                                                                ---------------
                                                                                         13,322
                                                                                ---------------
Pennsylvania (5.2%):
         3,500    Allegheny County, Series C-34, 0.00%, 2/15/02, MBIA.........            3,753
         1,600    Dauphin County Industrial Development Authority, Pollution
                    Control Revenue, 6.00%, 1/1/08, MBIA......................            1,601
         2,750    Indiana County Industrial Development Authority, Pollution
                    Control Revenue, 6.00%, 6/1/06, MBIA......................            2,976
         2,500    Philadelphia Water & Waste, 5.65%, 6/15/12, AMBAC...........            2,470
         2,350    Philadelphia Airport Revenue, Series A, 5.50%, 6/15/05, AMT,
                    FGIC......................................................            2,438
                                                                                ---------------
                                                                                         13,238
                                                                                ---------------

CONTINUED

                                                                          9 ----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Rhode Island (0.4%):
$        1,000    Housing & Mortgage Finance Corp., Series 15-B, 6.20%,
                    10/1/06...................................................  $         1,040
                                                                                ---------------
South Carolina (5.2%):
         2,000    Beaufort County School District, GO 5.13%, 3/1/09, MBIA.....            1,988
         1,760    Greenville School Public Facilities, Series B 5.60%, 3/1/10,
                    AMBAC.....................................................            1,791
         1,365    Greenville Parking Facility, 5.55%, 6/1/17, AMBAC...........            1,355
           990    Hilton Head Island, GO, 5.40%, 8/1/08, MBIA.................            1,020
         1,045    Hilton Head Island, GO, 5.50%, 8/1/09, MBIA.................            1,080
         1,000    Piedmont Municipal Power Agency Electric Revenue, Series A,
                    7.25%, 1/1/22, Prerefunded 9/1/02 @102....................            1,015
         1,800    Richland County School District, 5.00%, 3/1/10..............            1,759
         2,000    State Highway, Series B 5.63%, 7/1/09.......................            2,098
         1,000    York County School District #3, GO, 5.40%, 3/1/08**.........            1,028
                                                                                ---------------
                                                                                         13,134
                                                                                ---------------
South Dakota (0.9%):
           925    Student Loan Assistance Corp., Series A, 8.00%, 8/1/98......              981
         1,255    Student Loan Assistance Corp., Student Loan Revenue, 7.63%,
                    8/1/06, AMT, MBIA.........................................            1,340
                                                                                ---------------
                                                                                          2,321
                                                                                ---------------
Tennessee (0.4%):
         1,050    Chattanooga-Hamilton County Hospital Authority, Hospital
                    Revenue, 5.63%, 10/1/09, FSA..............................            1,090
                                                                                ---------------
Texas (10.1%):
         2,800    Austin Housing Finance Corp., Single Family Mortgage
                    Revenue, 0.00%, 12/1/11, MBIA.............................            1,195
         1,000    Austin Utility Systems Revenue, 0.00%, 5/15/08, MBIA........              546
         5,000    Coastal Bend Health Facilities, Incarnate Word Health
                    Services, 5.93%, 11/15/13, AMBAC*.........................            5,081
         2,000    Grand Prairie Health Facilities, 6.50%, 11/1/04.............            2,209
         5,000    Harris County Capital Appreciation--Toll Rd Sub Lien--A, GO,
                    0.00%, 8/15/03, MBIA......................................            3,631

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
$        1,455    Health Facilities Development Corp. Hospital Revenue, All
                    Saints Episcopal Hospital, 6.25%, 8/15/12, MBIA...........  $         1,541
         1,120    Housing Agency Residential Development Revenue, Series D,
                    8.40%, 1/1/21, AMT........................................            1,174
         4,925    Hurst Euless Bedford Independent School District, GO, 0.00%,
                    8/15/09...................................................            2,483
         1,000    Municipal Power Agency Revenue, 6.10%, 9/1/08, ETM..........            1,091
         1,500    Panhandle--Plains Higher Education, 5.55%, 3/1/05...........            1,518
         1,000    Port Corpus Christi Authority, PCR, Hoechst Celanese Corp.,
                    6.88%, 4/1/17.............................................            1,071
         1,000    San Antonio Electric & Gas, Series B, 7.00%, 2/1/09, FSA....            1,064
         2,900    Spring Independent School District, 0.00%, 2/15/08..........            1,603
         1,415    State Higher Education Coordinating Board, Student Loan,
                    7.45%, 10/1/06............................................            1,503
                                                                                ---------------
                                                                                         25,710
                                                                                ---------------
Utah (1.6%):
         2,000    Intermountain Power Agency, Power Supply Revenue, Series B,
                    6.50%, 7/1/09, MBIA.......................................            2,256
         1,780    State Housing Finance Agency, 6.35%, 7/1/12, AMT, AMBAC.....            1,817
                                                                                ---------------
                                                                                          4,073
                                                                                ---------------
Vermont (1.0%):
           500    University of Vermont & State Agricultural College, Series
                    1973A, 5.80%, 7/1/13......................................              504
         1,930    State, GO, Series B, 5.00%, 1/15/09.........................            1,909
                                                                                ---------------
                                                                                          2,413
                                                                                ---------------
Virginia (2.1%):
         1,585    Newport News Water, Series A, 6.10%, 6/1/08.................            1,682
         2,000    State Housing Development Authority, Commonwealth Mortgage,
                    Series A, 6.80%, 7/1/06, AMT, AMBAC.......................            2,124
         1,340    State Housing Development Authority Commonwealth Mortgage,
                    Series J, 6.65%, 7/1/10, SFMR.............................            1,408
                                                                                ---------------
                                                                                          5,214
                                                                                ---------------
Washington (4.8%):
         1,000    Chelan County Public Utility, 7.60%, 7/1/25 Mandatory Put
                    7/1/03 @ 100, AMT.........................................            1,118
         1,500    Clark County School District #114 Evergreen, GO, 6.00%,
                    12/1/07, AMBAC............................................            1,625

CONTINUED

----10

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
$        1,500    King County School District #400, GO, 6.50%, 12/1/08........  $         1,534
         1,084    Kitsap County Consolidated Housing, 7.00%, 8/20/08, GNMA....            1,173
         3,000    Snohomish County Public Utility District #001, Electric
                    Revenue, 6.00%, 1/1/13, FGIC..............................            3,086
         3,500    State Nuclear Project #1, Series A, 6.00%, 7/1/08, AMBAC....            3,721
                                                                                ---------------
                                                                                         12,257
                                                                                ---------------
West Virginia (0.4%):
         1,000    State Housing Development, Series B, 7.20%, 11/1/20,
                    AMT**.....................................................            1,053
                                                                                ---------------
Wisconsin (0.2%):
         1,500    Center District Tax Revenue Capital Appreciation, Senior
                    Dedicated, Series A, 0.00%, 12/15/18, MBIA................              434
                                                                                ---------------

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Wyoming (6.7%):
$        6,000    Student Loan Corp., Student Loan Revenue, 4.10%, 12/1/05,
                    AMT*......................................................  $         6,000
         6,000    Student Loan Corp., Student Loan Revenue, 4.10%, 1/30/97,
                    AMT*......................................................            6,000
         1,395    Sweetwater County School District #2, Green River, GO,
                    7.00%, 6/1/04, MBIA.......................................            1,586
         2,230    Uinta School District #1, Series A, 6.88%, 6/1/02, FSA......            2,471
           790    University of Wyoming, University Revenues 7.10%, 6/1/10,
                    Prerefunded 6/1/00 @101...................................              857
                                                                                ---------------
                                                                                         16,914
                                                                                ---------------
  Total Municipal Bonds                                                                 264,507
                                                                                ---------------
Total (Cost--$257,214) (a)                                                      $       264,507
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $254,062.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $19. Cost for federal income tax purposes differs from value by net unrealized appreciation as follows:

Unrealized appreciation.....................................................  $   7,402
Unrealized depreciation.....................................................       (128)
                                                                              ---------
Net unrealized appreciation.................................................  $   7,274
                                                                              ---------
                                                                              ---------

        *  Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1996.

       **  Additional put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.

AMBAC      Insured by AMBAC Indemnity Corporation
AMT        Alternative Minimum Tax Paper
ETM        Escrow to Maturity
FGIC       Insured by Financial Guaranty Insurance Corp.
FHA        Insured by Federal Housing Administration
FSA        Insured by Financial Security Assurance
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
MBIA       Insured by Municipal Bond Insurance Association
MFHR       Multi-Family Housing Revenue
PCR        Pollution Control Revenue
SFMR       Single Family Mortgage Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          11----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS (100.2%):
Alaska (0.8%):
$        1,355    Home Mortgage Revenue Refunding, 8.00%, 3/1/09, Callable
                    12/1/00 @ 102.............................................  $         1,460
           225    Juneau City & Boro Home Mortgage Revenue, 8.00%, 2/1/09.....              242
         1,000    State Housing Finance Corp., Insured Mortgage Program, 1st
                    Series, 7.65%, 12/1/10....................................            1,022
            20    State Housing Finance Corp., Revenue, Local Guaranteed
                    Housing, 8.20%, 12/1/97...................................               20
                                                                                ---------------
                                                                                          2,744
                                                                                ---------------
Arizona (0.5%):
         1,210    Maricopa County, Industrial Development, Multi-Family
                    Housing Revenue, Series A, 6.25%, 7/1/06..................            1,231
         1,000    Tucson & Pima County, 0.00%, 12/1/14, ETM...................              358
                                                                                ---------------
                                                                                          1,589
                                                                                ---------------
Arkansas (3.5%):
           405    Drew County, Public Facilities Board, 7.90%, 8/1/11,
                    Callable 8/1/03 @ 103.....................................              435
           164    Drew County, Public Facilities Board, 7.75%, 8/1/11,
                    Callable, 2/1/04 @ 100....................................              174
           599    Jacksonville, Residential Housing Facilities Board, Single
                    Family Mortgage Revenue, 7.90%, 1/1/11, Callable 7/1/03 @
                    103.......................................................              654
           289    Jacksonville Residential Housing Facilities Board, Single
                    Family Mortgage Revenue, 7.75%, 1/1/11, Callable 7/1/05 @
                    103.......................................................              310
         1,000    Jefferson County, PCR, Power & Light Co. Project, 6.13%,
                    10/1/07, Callable 4/1/06 @ 100............................            1,001
           289    Lonoke County, Residential Housing Facilities Board, Single
                    Family Mortgage Revenue, 7.38%, 4/1/11, Callable 4/1/03 @
                    103.......................................................              310
           696    Lonoke County, Residential Housing Facilities Board, Single
                    Family Mortgage Revenue, Series A-2, 7.90%, 4/1/11,
                    FNMA......................................................              755
         1,000    Paragould Hospital Revenue, 6.38%, 10/1/17..................            1,014
         1,424    Pope County Residential Facilities, Housing Board Mortgage
                    Revenue, Series B, 7.75%, 9/1/11, Callable 8/1/02 @ 102...            1,524

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
$        2,350    State Development Authority Revenue Refunding, 8.00%,
                    8/15/11, Callable 8/15/01 @ 103, FHA......................  $         2,532
         3,650    State Development Finance Authority Revenue, 0.00%,
                    12/1/11...................................................            1,217
            95    State Development Finance Authority Revenue, 7.70%, 12/1/14,
                    Callable 6/1/97 @ 102.....................................               98
           920    State Development Finance Authority Revenue, State Single
                    Family Housing, AMT, 7.75%, 4/1/21, Callable 4/1/99 @
                    102.......................................................              959
           557    Stuttgart Public Facilities Board Revenue, Series A-2,
                    7.90%, 9/1/11, Callable 9/1/03 @ 103......................              607
           270    Stuttgart Public Facilities Board Revenue, Series B, 7.75%,
                    9/1/11, Callable 3/1/06 @ 103.............................              291
                                                                                ---------------
                                                                                         11,881
                                                                                ---------------
California (6.8%):
           905    ABAG Finance for Nonprofit, Edgewood Apts., AMT, 5.75%,
                    11/1/06...................................................              929
           680    Housing Finance Agency Revenue, Local or Guaranteed Housing,
                    Series B, 8.63%, 8/1/15, Callable 8/1/00 @ 100............              716
            50    Housing Finance Agency Revenue, State Single Family Housing,
                    Series C, AMT, 7.45%, 8/1/11..............................               52
           940    Housing Finance Agency Revenue, State Single Family Housing,
                    Series F, 7.88%, 8/1/19, Callable 8/1/98 @ 102............              979
           230    Housing Finance Agency, Series B-1, AMT, 5.65%, 2/1/16......              232
         1,330    Housing Finance Mortgages, Series F, AMT, 7.50%, 2/1/23
                    Callable 8/1/05 @ 102*....................................            1,458
         5,000    Public Power Agency, Series C, 6.88%, 7/1/19................            5,110
         1,000    Redding Joint Powers Financing Authority, 5.25%, 6/1/15.....              971
           935    Redondo Beach, Redevelopment Agency, Residential Mortgage
                    Revenue, Series B, 6.25%, 6/1/11, Callable 6/1/03 @ 100...              951
         1,685    Rural Home Mortgage Financing Authority, AMT, 5.30%,
                    11/1/05...................................................            1,713
         1,000    Rural Home Mortgage Financing Authority, AMT, 7.55%,
                    11/1/26...................................................            1,122
         1,000    Rural Home Mortgage Financing Authority, AMT, 6.45%,
                    5/1/27....................................................            1,120

CONTINUED

----12

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
California, continued:
$          350    Rural Home Mortgage Financing Authority Revenue, Single
                    Family Mortgage Revenue, AMT, 7.25%, 12/1/24, Callable
                    12/1/04 @ 103.............................................  $           370
           575    Rural Home Mortgage Financing Authority Revenue, Single
                    Family Mortgage Revenue, Series C, AMT, 5.50%, 2/1/06.....              586
         3,475    Rural Home Mortgage Financing Authority, Series C, AMT,
                    Sinking Fund, 6.40%, 2/1/28...............................            3,838
         2,135    Sacramento, Municipal Utility District, Electric Revenue,
                    Series P, 6.00%, 7/1/15...................................            2,135
         1,140    State Department of Veterans, Series A, AMT, 7.38%,
                    8/1/12....................................................            1,164
                                                                                ---------------
                                                                                         23,446
                                                                                ---------------
Colorado (14.3%):
         1,000    Aurora, Single Family Mortgage Revenue, 0.00%, 9/1/15,
                    ETM.......................................................              300
         2,315    Brush Creek Metropolitan District, GO, Refunding, 6.70%,
                    11/15/09, Callable 11/15/03 @ 101.........................            2,457
           400    Central City Water Revenue, GO, Water Utility Improvements,
                    8.63%, 9/15/11, Prerefunded, Callable 9/15/02 @ 100.......              422
           655    Central City Water Revenue, GO, Water Utility Improvements,
                    7.50%, 12/1/12, Prerefunded, Callable 12/1/02 @ 100.......              749
         1,410    Central City Water Revenue, GO, Water Utility Improvements,
                    7.40%, 12/1/07, Prerefunded, Callable 12/1/02 @ 100.......            1,605
         2,500    Denver City & County Airport Revenue, AMT, 5.63%, 11/15/08,
                    Callable 11/15/06 @ 102*..................................            2,555
         2,600    Denver City & County Airport, Series B, AMT, 7.50%,
                    11/15/25..................................................            2,706
         1,000    Denver City & County Airport, Series C, AMT, 6.75%,
                    11/15/13, Callable 11/15/07 @ 100*........................            1,095
         1,250    Eagle's Nest Metropolitan District, GO, Refunding, 6.50%,
                    11/15/17..................................................            1,290
           278    El Paso County Home Mortgage, Series C, 8.30%, 9/20/18......              303
         1,080    El Paso County Single Family Mortgage Revenue, 0.00%,
                    9/1/15, ETM...............................................              371
         1,415    Englewood Multi-Family Housing, Mark Apartment Revenue,
                    Series B, 6.00%, 12/15/18, LOC: Citibank, Callable
                    12/15/03 @ 100............................................            1,401

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
$       10,450    Health Facilities, 0.00%, 7/15/22...........................  $         1,853
           520    Housing Finance Authority, Capital Appreciation, Single
                    Family Revenue, 1985 Series A, 0.00%, 9/1/14..............               81
           320    Housing Finance Authority, GO, Series A, Refunding, 6.90%,
                    5/1/01....................................................              338
           875    Housing Finance Authority, Multi-Family Insured Mortgage
                    Revenue, 9.00%, 10/1/25...................................              882
         2,560    Housing Finance Authority, Multi-Family Insured Mortgage
                    Revenue, 6.00%, 10/1/25...................................            2,074
         1,685    Housing Finance Authority, Revenue Refunding, Series A,
                    6.80%, 8/1/14, Callable 8/1/02 @ 102......................            1,756
           460    Housing Finance Authority, Series A-3, AMT, 6.50%,
                    11/1/23...................................................              472
         2,350    Housing Financing Authority, Series B-2, 7.45%, 11/1/27.....            2,615
         1,500    Housing Finance Authority, Series C-1, AMT, 7.55%,
                    11/1/27...................................................            1,645
           915    Housing Finance Authority, Single Family Program, Series B,
                    6.13%, 5/1/13, Callable 11/1/04 @ 103.....................              934
           860    Housing Finance Authority, Single Family Program, Series B,
                    7.50%, 11/1/24, Callable 11/1/04 @ 105....................              955
           245    Housing Finance Authority, Single Family Program, Series
                    B-2, 6.90%, 8/1/17, Callable 2/1/01 @ 102.................              254
           985    Housing Finance Authority, Single Family Project, Series
                    C-2, 7.45%, 6/1/17, Callable 6/1/05 @ 105.................            1,091
           475    Housing Finance Authority, Single Family Program, Series
                    D-1, 6.60%, 8/1/17, Callable 8/1/01 @ 102.................              482
         2,000    Housing Finance Authority, Single Family Program, Series
                    D-1, 7.38%, 6/1/26........................................            2,186
           810    Housing Finance Authority, Single Family Program, Series E,
                    AMT, 6.25%, 12/1/09, Callable 12/1/04 @ 103...............              836
           445    Housing Finance Authority, Single Family Program, Sub Series
                    A, AMT, 6.50%, 12/1/02....................................              461
         2,000    Housing Financing Authority, Single Family Program, Series
                    A-1, AMT, 7.40%, 11/1/27, Callable 5/1/11 @ 100...........            2,193
         1,310    Jefferson County, Single Family Revenue Refunding, 8.88%,
                    10/1/13, Callable 4/1/01 @ 103............................            1,409

CONTINUED

                                                                          13----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
$        4,525    Meridian Metropolitan District, GO, 7.50%, 12/1/11, Callable
                    12/1/01 @ 101.............................................  $         4,977
         1,500    Mesa County Residual Revenue Refunding, 0.00%, 12/1/11,
                    ETM.......................................................              670
         1,030    Mountain Village Metropolitan District, San Miguel County,
                    GO, 7.95%, 12/1/03, Callable 12/1/02 @ 101................            1,147
         2,555    Mountain Village Metropolitan District, San Miguel County,
                    GO, 8.10%, 12/1/11, Callable 12/1/02 @ 101................            2,841
         1,500    Telluride Housing Authority, Housing Revenue, Shandoka
                    Apartments Project, 7.50%, 6/1/23, Callable 6/1/03 @
                    101.......................................................            1,576
           500    Telluride Housing Authority, Housing Revenue, Shandoka
                    Apartments Project, 7.50%, 6/1/12, Callable 6/1/02 @
                    101.......................................................              526
                                                                                ---------------
                                                                                         49,508
                                                                                ---------------
Connecticut (0.1%):
           200    State Housing Mortgage, Series A, 7.63%, 11/15/17, Callable
                    5/15/97 @ 102.5...........................................              206
                                                                                ---------------
Delaware (0.1%):
         1,075    New Castle County, Single Family Mortgage Revenue, 0.00%,
                    11/1/16...................................................              153
                                                                                ---------------
Florida (9.0%):
         1,250    Brevard County Housing Finance Authority, Family Mortgage
                    Revenue, AMT, 6.13%, 9/1/09, Callable 9/1/04 @ 102........            1,272
         4,510    Duval County Housing Finance Authority, Single Family
                    Mortgage Revenue, Series C, Series C, 7.35%, 7/1/24,
                    Callable 9/1/00 @ 103.....................................            4,820
         4,730    Escambia County Housing, AMT, 5.70%, 10/1/06................            4,811
           565    Escambia County Housing Mortgage, AMT, 6.60%, 10/1/12.......              574
           530    Housing Finance Agency Home Ownership Revenue, 7.50%,
                    9/1/14, Callable 9/1/00 @ 102, GNMA.......................              559
         1,000    Leon County Housing Finance Authority, Multi-County Program,
                    Series B, AMT, 7.30%, 1/1/28..............................            1,101
         3,120    Manatee County Housing Finance Authority, Mortgage Revenue,
                    AMT, 6.88%, 11/1/26, Callable 5/1/06 @ 105................            3,324

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
$          850    Manatee County Housing Finance Authority, Mortgage Revenue,
                    Sub Series 1, AMT, 8.38%, 5/1/25..........................  $           952
         3,595    Osceola County Transportation Revenue, Highway Improvements,
                    0.00%, 4/1/14.............................................            1,274
         1,155    Palm Beach County Housing Finance Authority, Single Family
                    Mortgage Revenue, Series A, AMT, 6.38%, 10/1/06, Callable
                    10/1/04 @ 102.............................................            1,187
         1,205    Pinellas County Housing Finance Authority, Single Family
                    Mortgage Revenue, AMT, 6.25%, 8/1/12, Callable 2/1/05 @
                    102.......................................................            1,236
         1,000    Pinellas County Housing Finance Authority, Single Family
                    Mortgage Revenue, Multi-County, Series A, AMT, 6.35%,
                    2/1/17, Callable 2/1/05 @ 102.............................            1,028
         8,715    Plantation Water & Sewer, 0.00%, 3/1/07.....................            5,207
         2,355    Polk County Housing Finance Authority, Series A, AMT, 7.88%,
                    9/1/22, Callable 3/1/00 @ 103.............................            2,499
         1,320    Santa Rosa Bay Bridge Authority, 0.00%, 7/1/08..............              642
         1,625    Santa Rosa Bay Bridge Authority, 0.00%, 7/1/09..............              733
                                                                                ---------------
                                                                                         31,219
                                                                                ---------------
Georgia (2.4%):
         2,500    Cobb County Housing Authority, Pass thru Certificates,
                    Signature Series B, 9.00%, 10/1/10........................            2,581
           910    De Kalb County Housing Authority Revenue, State Single
                    Family Housing, 7.65%, AMT, 6/1/18, Callable 6/1/04 @
                    100.......................................................              957
           785    De Kalb County Housing, Macon Apts., 6.40%, 5/1/05..........              804
         1,765    Fulton County Housing Authority, 6.30%, 7/1/16..............            1,771
        12,000    Richmond County, Sub Series C, 0.00%, 12/1/21, ETM..........            2,241
                                                                                ---------------
                                                                                          8,354
                                                                                ---------------
Idaho (0.8%):
           380    Idaho Housing Agency, Family Mortgage, AMT, 6.30%, 7/1/24...              386
           225    Idaho Housing Agency, Family Mortgage, Series A-2, AMT,
                    6.55%, 7/1/24.............................................              232

CONTINUED

----14

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
$        2,155    Idaho Housing & Financial Assistance, Series H, AMT, 6.05%,
                    7/1/14....................................................  $         2,148
                                                                                ---------------
                                                                                          2,766
                                                                                ---------------
Illinois (5.5%):
         5,890    Addison Alton Electric Public Improvements Revenue, 0.00%,
                    7/1/11, Callable 7/1/04 @ 62.04...........................            2,383
           215    Aurora Kane & Du Page Counties, Single Family Mortgage
                    Revenue, Series A, AMT, 7.95%, 10/1/25....................              236
           355    Aurora, Single Family Mortgage Revenue Refunding, Series B,
                    AMT, 8.05%, 9/1/25........................................              394
         3,915    Bolingbrook Mortgage Revenue, Capital Appreciation, Sub
                    Series 1, 0.00%, 1/1/11...................................            1,418
         3,455    Chicago, Single Family Mortgage Revenue, Series A, AMT,
                    7.00%, 9/1/27, Callable 3/1/06 @ 105*.....................            3,801
         1,500    Chicago, Single Family Mortgage, Series B, AMT, 7.63%,
                    9/1/27, Callable 6/15/06 @ 105*...........................            1,663
           840    Danville Single Family Mortgage Revenue Refunding, 7.30%,
                    11/1/10, Callable 11/1/03 @ 102...........................              881
        20,000    Development Regency Park, 0.00%, 7/15/25, ETM...............            2,894
         3,530    Freeport Single Family Mortgage Revenue, 0.00%, 8/1/10,
                    Callable 10/1/01 @ 48.96..................................            1,197
           730    Housing Development Authority, Resident Mortgage Revenue,
                    Series A, AMT, 7.35%, 8/1/10, Callable 8/1/01 @ 102.......              762
         4,685    Moline Mortgage Revenue, Capital Appreciation, Sub Series 1,
                    0.00%, 5/1/02.............................................            1,706
         1,145    Quincy Single Family Mortgage Revenue Refunding, 6.87%,
                    3/1/10, Callable 3/1/04 @ 102.............................            1,199
           505    Rock Island Residential Mortgage Revenue Refunding, 7.70%,
                    9/1/08, Callable 9/1/02 @ 102.............................              538
                                                                                ---------------
                                                                                         19,072
                                                                                ---------------
Indiana (1.5%):
         2,250    Marion County Hospital Authority Revenue, 6.50%, 9/1/13,
                    Callable 9/1/99 @ 102.....................................            2,401

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
$        1,000    State Housing Financing Authority, Series A-2, AMT, 6.45%,
                    7/1/14, Callable 7/1/05 @ 102.............................  $         1,035
         1,720    State Toll Finance Authority, Toll Road Revenue, 6.00%,
                    7/1/15, Callable 7/1/97 @ 100.............................            1,720
                                                                                ---------------
                                                                                          5,156
                                                                                ---------------
Iowa (1.4%):
           650    Davenport Home Ownership Mortgage Revenue Refunding, 7.90%,
                    3/1/10, Callable 9/1/04 @ 102.............................              690
           650    Finance Authority, Single Family Revenue, AMT, 7.90%,
                    11/1/22, Callable 11/1/99 @ 102, GNMA.....................              682
         2,535    Finance Authority, Single Family Revenue Mortgage Backed
                    Securities Program, Series C, 6.40%, 7/1/19, Callable
                    1/1/05 @ 102..............................................            2,616
           925    Salix, PCR, Gas & Electric Project, 5.75%, 6/1/03...........              930
                                                                                ---------------
                                                                                          4,918
                                                                                ---------------
Kansas (3.3%):
           920    Ford County, Single Family Mortgage Revenue, 7.90%,
                    8/1/10....................................................              991
         2,250    Johnson County, Single Family Mortgage Revenue, 7.10%,
                    5/1/12....................................................            2,431
           580    Labette County, Single Family Mortgage Revenue, 8.40%,
                    12/1/11...................................................              615
           585    Reno County, Mortgage Revenue, 8.70%, 9/1/11................              618
         2,400    Reno & Labette County, Single Family Revenue, 0.00%,
                    12/1/15...................................................              812
         2,290    Sedgwick County, Series B, AMT, 7.80%, 6/1/22, Callable
                    6/1/00 @ 103, GNMA........................................            2,416
           760    Sedgwick County, Series C, 8.62%, 11/1/18...................              792
           445    Sedgwick & Shawnee County, Single Family Revenue, 8.05%,
                    5/1/14....................................................              486
           465    Sedgwick & Shawnee County, Single Family Revenue, 7.80%,
                    5/1/14....................................................              508
           470    Sedgwick & Shawnee County, Single Family Revenue, 7.80%,
                    11/1/24...................................................              521
         1,210    Wichita, Single Family Mortgage Revenue, 7.10%, 9/1/09......            1,258
                                                                                ---------------
                                                                                         11,448
                                                                                ---------------
Kentucky (0.5%):
         1,760    Meade County, PCR, Olin Corp. Project, 6.00%, 7/1/07........            1,749
                                                                                ---------------

CONTINUED

                                                                          15----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana (1.0%):
$          900    Calcasieu Parish Public Transportation Authority, 0.00%,
                    5/1/13....................................................  $           289
           915    Iberia Home Mortgage Authority, 7.37%, 1/1/11...............              981
         1,622    Public Facilities Authority, 8.45%, 12/1/12.................            1,721
            96    Public Facilities Authority, 7.50%, 10/1/15.................              102
           231    St. Mary Public Finance Authority, 7.63%, 3/25/12...........              253
                                                                                ---------------
                                                                                          3,346
                                                                                ---------------
Maine (0.8%):
           260    State Housing Authority, 6.90%, AMT, 11/15/01...............              271
           810    State Housing Authority, Series 1, 0.00%, AMT, 11/1/10......              366
           535    State Housing Authority, Series 1, 0.00%, AMT, 11/1/11......              226
         1,750    State Housing Mortgage, Series C, 6.10%, AMT, 11/15/16......            1,742
                                                                                ---------------
                                                                                          2,605
                                                                                ---------------
Massachusetts (2.5%):
           405    Springfield Housing Authority, 9.50%, 11/1/05...............              433
         1,500    Springfield Housing Authority, 9.62%, 11/1/17...............            1,598
         3,250    Springfield Housing Authority, 9.62%, 11/1/26...............            3,451
           255    State Housing Finance Agency, 7.00%, AMT, 12/1/23...........              260
         1,020    State Housing Finance Agency, 7.13%, AMT, 6/1/25............            1,082
         1,920    State Port Authority Revenue, 7.12%, 7/1/12, Callable 7/1/97
                    @100......................................................            1,935
                                                                                ---------------
                                                                                          8,759
                                                                                ---------------
Michigan (1.1%):
           950    Hartland Consolidated School District, 5.12%, 5/1/12........              919
         1,395    State Housing Development Authority, 7.50%, 6/1/15..........            1,469
           880    State Housing Development Authority, 7.70%, 12/1/16.........              899
           530    State Housing Development Authority, AMT, 7.65%, 12/1/12....              557
                                                                                ---------------
                                                                                          3,844
                                                                                ---------------
Minnesota (0.3%):
         2,950    Minneapolis Mortgage Revenue, 0.00%, 10/1/12................            1,034
                                                                                ---------------

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Mississippi (2.2%):
$          915    Higher Education, 6.05%, AMT, 9/1/07........................  $           936
           720    Home Corp., Single Family Revenue, 7.10%, AMT, 12/1/10......              741
         2,000    Home Corp., Single Family Revenue, 7.90%, AMT, 3/1/25.......            2,215
         2,000    Home Corp. Single Family Revenue, Series F, 7.55%, AMT,
                    12/1/27...................................................            2,175
         1,525    Housing Finance Corp., 8.25%, AMT, 10/15/18, GNMA...........            1,608
                                                                                ---------------
                                                                                          7,675
                                                                                ---------------
Missouri (2.8%):
           665    Grandview Industrial Development Authority, 9.25%,
                    5/15/08...................................................              655
         2,295    Jackson County Industrial Development Authority, 10.00%,
                    3/1/10....................................................            2,309
         1,415    State Housing Development, 7.38%, AMT, 8/1/23...............            1,501
           910    State Housing Development, Common Mortgage Revenue, Single
                    Family Homeowner, 7.25%, AMT, 9/1/26, Callable 3/1/06 @
                    105.......................................................            1,000
         1,995    State Housing Development, Common Mortgage Revenue, Single
                    Family Homeowner, Series A, AMT, 7.20%, 9/1/26, Callable
                    9/1/06 @ 105*.............................................            2,172
         2,000    State Housing Mortgage Revenue, AMT, 7.10%, 9/1/27..........            2,161
                                                                                ---------------
                                                                                          9,798
                                                                                ---------------
Montana (0.5%):
         1,557    Green Plaza Housing Inc., 10.43%, 1/1/22....................            1,620
                                                                                ---------------
Nebraska (0.3%):
         3,505    Finance Authority, Single Family Revenue 0.00%, 12/15/13....              639
           250    Finance Authority, Single Family Revenue, AMT, 6.35%,
                    3/15/06...................................................              257
                                                                                ---------------
                                                                                            896
                                                                                ---------------
Nevada (0.8%):
           430    Housing Division, 6.20%, 10/1/15............................              439
         1,500    Housing Division, Series C, 6.60%, AMT, 4/1/14..............            1,545
           800    Housing Division, Single Family, Series B-2, 7.90%, AMT,
                    10/1/21, Callable 4/1/00 @ 102............................              837
                                                                                ---------------
                                                                                          2,821
                                                                                ---------------
New Jersey (0.7%):
           575    State Higher Education Authority, 7.00%, AMT, 7/1/05........              597

CONTINUED

----16

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
New Jersey, continued:
$          710    State Housing & Mortgage Finance Agency, 8.38%, 4/1/17......  $           744
           935    State Housing & Mortgage Finance Agency, 7.38%, 10/1/17.....              982
                                                                                ---------------
                                                                                          2,323
                                                                                ---------------
New Mexico (2.1%):
           335    Bernalillo County, 7.00%, 11/1/08...........................              336
           415    Hobbs, Single Family Mortgage Revenue Refunding, 8.75%,
                    7/1/11....................................................              456
           175    Las Cruces Housing Development Corp., Multi-family Revenue
                    Refund Mortgage, Sub-Series B, 9.00%, 10/1/03.............              179
         1,140    Las Cruces Housing Development Corp., Multi-Family Revenue
                    Refunding, Series A, 6.40%, 10/1/19.......................            1,149
           410    Mortgage Financial Authority Refunding, Single Family
                    Mortgage, Series A-2 6.85%, 7/1/12........................              430
           290    Mortgage Financial Authority, Single Family Mortgage, Series
                    A, AMT, 7.80%, 3/1/21.....................................              302
           955    Mortgage Financial Authority, Single Family Mortgage, Series
                    H, AMT, 6.45%, 7/1/25.....................................              975
         1,760    Mortgage Finance Authority Revenue Refunding, 6.90%, 7/1/24,
                    Callable 7/1/02 @ 102.....................................            1,834
         1,000    Student Loan Revenue, Sub Series A-2, AMT, 6.20%, 11/1/08...            1,016
           600    Student Loan Revenue, Sub Series A-2, AMT, 6.30%, 11/1/09...              611
                                                                                ---------------
                                                                                          7,288
                                                                                ---------------
New York (2.4%):
         2,500    New York City, Japan Airlines, AMT, 6.00%, 11/1/15..........            2,549
         1,395    State Mortgage Agency Revenue, Homeowner Mortgage, Series
                    UU, AMT, 7.75%, 10/1/23...................................            1,472
         4,450    State Urban Development Corp. Revenue, Series A, 5.50%,
                    4/1/16, Callable 4/1/06 @ 102.............................            4,408
                                                                                ---------------
                                                                                          8,429
                                                                                ---------------
North Carolina (2.5%):
         1,535    East Power Agency, Series E, 6.50%, 1/1/24, Callable 1/1/97
                    @ 100, AMBAC..............................................            1,542

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
North Carolina, continued:
$        1,795    Housing Finance Authority Agency, Series O, 7.60%, AMT,
                    3/1/21, Callable 1/1/98 @ 101*............................  $         1,857
         5,350    Municipal Power Agency #1, Catawba Electric Revenue, Series
                    B, 6.00%, 1/1/20..........................................            5,317
                                                                                ---------------
                                                                                          8,716
                                                                                ---------------
North Dakota (1.5%):
         1,000    Grand Forks Sales Tax, 5.90%, 5/1/17........................              995
           475    Municipal Power Agency, Series B, 6.00%, 1/1/20.............              475
         1,285    State Housing Financial Agency, Single Family Mortgage
                    Revenue, Series A, AMT, 8.38%, 7/1/21.....................            1,355
         1,585    State Housing Mortgage, Series A, AMT, 6.00%, 7/1/17........            1,585
           300    Student Loan, Series D, AMT, 5.95%, 7/1/07, Callable 7/1/06
                    @ 100.....................................................              309
           300    Student Loan, Series D, AMT, 6.15%, 7/1/09, Callable 7/1/06
                    @ 100.....................................................              310
                                                                                ---------------
                                                                                          5,029
                                                                                ---------------
Ohio (1.9%):
         1,000    Dayton Air Freight, 6.05%, 10/1/09..........................            1,023
         1,600    Forest Hills Local Schools, 6.25%, 12/1/20..................            1,646
         1,595    Housing Financial Agency, Single Family Mortgage Revenue,
                    Series A, AMT, 7.65%, 3/1/29, GNMA........................            1,685
           930    Housing Financial Agency, Single Family Mortgage Revenue,
                    Series D, 7.00%, 9/1/11, Callable 9/1/01 @ 100, GNMA......              986
         1,060    Housing Financial Agency, Single Family Mortgage, Series D,
                    7.05%, 9/1/16.............................................            1,120
                                                                                ---------------
                                                                                          6,460
                                                                                ---------------
Oklahoma (1.4%):
           500    Holdenville Industrial Authority, Correctional Facility
                    Revenue, 5.95%, 7/1/02....................................              508
         3,000    Housing Mortgage Agency, Series B-2, 7.63%, AMT, 9/1/26,
                    Callable 3/1/06 @ 105*....................................            3,282
         1,000    Langston University, Student Housing, 5.13%, 2/1/17.........              949
                                                                                ---------------
                                                                                          4,739
                                                                                ---------------
Oregon (0.2%):
           600    Eugene Trojan Nuclear Project Revenue, 5.90%, 9/1/09........              600
                                                                                ---------------

CONTINUED

                                                                          17----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania (2.2%):
$        1,000    Clarion County Hospital Authority, 8.10%, 7/1/12............  $         1,061
         2,000    Greene County Industrial Development Authority, PCR, 6.10%
                    2/1/07, Callable 2/1/97 @ 100.............................            2,001
         1,280    Housing Finance Authority, Single Family Mortgage, Series
                    47, AMT, 6.75%, 10/1/08...................................            1,432
           705    Pittsburgh Redevelopment, Sidney Square, Project A, AMT,
                    6.10%, 9/1/10.............................................              730
         1,705    Pittsburgh Urban Redevelopment Authority Mortgage Revenue,
                    Series A, 8.35%, 10/1/14..................................            1,780
           665    Pittsburgh Urban Redevelopment Authority, Series C, AMT,
                    7.88%, 12/1/16, GNMA......................................              698
                                                                                ---------------
                                                                                          7,702
                                                                                ---------------
Rhode Island (1.2%):
         2,630    Housing & Mortgage Financial Corp., AMT, 6.15%, 4/1/17......            2,636
           840    Housing & Mortgage Financial Corp., Homeownership
                    Opportunity, Series 1-A, AMT, 8.25%, 10/1/22..............              873
           695    Housing & Mortgage Financial Corp., Homeownership
                    Opportunity, Series C-1, AMT, 6.80%, 10/1/23..............              711
                                                                                ---------------
                                                                                          4,220
                                                                                ---------------
South Carolina (2.3%):
         2,485    Piedmont Municipal Power Agency, Electric Revenue Refunding,
                    Series A, 7.25%, 1/1/22, Callable 1/1/98 @ 100............            2,522
         3,000    Piedmont Municipal Power Agency, Series A, 6.60%, 1/1/21....            3,011
         2,500    State Housing Authority, Single Family Mortgage Purchase,
                    7.00%, 7/1/11.............................................            2,575
                                                                                ---------------
                                                                                          8,108
                                                                                ---------------
South Dakota (3.1%):
         5,240    Health & Educational Facility Authority Revenue, St. Lukes
                    Midland Regional Medical, 6.63%, 7/1/11, Callable 7/1/01 @
                    102.......................................................            5,688
           400    Housing Development Authority, Homeowner Mortgage, Series
                    D-1, AMT, 6.80%, 5/1/12...................................              419
         1,625    Student Loan Assistance, 7.63%, 8/1/06, Callable 8/1/99 @
                    102*......................................................            1,710

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
South Dakota, continued:
$        1,490    Student Loan Assistance Corp., Student Loan Revenue, AMT,
                    7.63%, 8/1/06, Callable 8/1/99 @ 102......................  $         1,591
         1,335    Student Loan, Series A, AMT, 6.65%, 8/1/08..................            1,377
                                                                                ---------------
                                                                                         10,785
                                                                                ---------------
Tennessee (1.4%):
           875    Housing Development Agency, Homeownership Program, Series P,
                    7.70%, 7/1/16.............................................              919
         1,345    Housing Development Agency, Homeownership Program, Series V,
                    AMT, 7.65%, 7/1/22........................................            1,405
           665    La Follette Housing Development Corp., FHA, Series A, 6.25%,
                    1/1/16, MBIA..............................................              680
           380    La Follette Housing Development Corp., FHA, Series A, 6.37%,
                    1/1/20, MBIA..............................................              385
         1,290    Memphis Health, Educational, & Housing Refunding
                    Multi-Family, 7.37%, 1/20/27..............................            1,374
                                                                                ---------------
                                                                                          4,763
                                                                                ---------------
Texas (10.0%):
         1,295    Beaumont Housing Finance Corp. Refunding, 9.20%, 3/1/12.....            1,417
         1,765    Bexar County Housing Finance Corp., Residual Revenue Capital
                    Appreciation, GO, 0.00%, 3/1/15, Callable 9/1/03 @
                    49.36.....................................................              566
         2,500    Central Housing Finance Corp., Single Family Mortgage
                    Revenue, 0.00%, 9/1/16....................................              803
         5,020    Dallas County Housing Mortgage Revenue, 0.00%, 1/1/17.......              728
         4,000    Dallas - Fort Worth Regulation Airport Revenue, 6.10%,
                    11/1/07...................................................            4,001
           685    El Paso Housing Finance Corp., Mortgage Refunding, Single
                    Family, Series A, 8.75%, 10/1/11..........................              740
           685    El Paso Housing Finance Corp. Mortgage, Single Family
                    Mortgage Revenue, 7.75%, AMT, 9/1/19, GNMA................              716
         3,830    Fort Worth Housing Finance Corp., Refunding, 8.50%,
                    10/1/11...................................................            4,177
         1,520    Galveston Property Finance Authority Income, Single Family
                    Mortgage Revenue, Series A, 8.50%, 9/1/11, Callable 9/1/01
                    @ 103.....................................................            1,647
         2,365    Houston Housing Financial Corp., Series B-2, 0.00%,
                    6/1/14....................................................              630

CONTINUED

----18

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
$        2,500    Houston Housing, Series B-1, 8.00%, 6/1/14..................  $         2,692
         1,000    Laredo Housing Finance Corp., Single Family Mortgage
                    Revenue, 6.20%, AMT, 9/1/19, GNMA & FNMA..................            1,018
           770    Lubbock Housing Finance, 8.00%, AMT, 12/1/20, GNMA..........              790
           600    North Higher Education Authority, Student Loan Revenue,
                    Series D, 6.88% 4/1/02, Callable 4/1/00 @ 102, AMBAC......              635
         2,000    San Antonio Hotel Occupancy Revenue, 0.00%, 8/15/17.........              614
         2,530    Socorro Independent School District, 0.00%, 9/1/11..........            1,125
         1,555    Southeast Housing Finance Corp., Residual Revenue Capital
                    Appreciation, Series A, 0.00%, 11/1/14....................              529
           510    State Department of Housing & Community Affairs, Series A,
                    5.90%, 7/1/06.............................................              511
        11,000    State Department of Housing & Community Affairs, Single
                    Family Revenue Capital Appreciation, Refunding Mortgage,
                    Jr. Lien, Series A, 0.00%, 3/1/15.........................            3,266
         1,500    State Department of Housing, Series A, 6.30%, 1/1/16........            1,509
         2,985    State Student Loan, Sr. Lien, AMT, 0.00%, 10/1/25...........            2,533
           655    State Veterans Housing Assistance, AMT, 6.05%, 12/1/12......              664
           220    Travis County Housing Finance Corp., Residential Mortgage
                    Revenue, Series A, 7.00%, 12/1/11, GNMA & FNMA............              233
         1,950    Travis County Housing Finance Corp., Single Family Mortgage
                    Revenue Refunding, Series A, 6.25%, 4/1/19, GNMA & FNMA...            2,012
         1,000    Winter Garden Housing Finance Corp., Single Family Mortgage
                    Revenue, AMT, 6.20%, 10/1/19, GNMA & FNMA.................            1,015
                                                                                ---------------
                                                                                         34,571
                                                                                ---------------
Utah (0.1%):
           275    State Housing Finance Agency, Single Family Mortgage, Series
                    A-1, 6.90%, 7/1/12........................................              289
                                                                                ---------------

   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Virginia (0.2%):
$          770    Virginia Beach Development Authority, Multi-Family Housing
                    Revenue, 2nd Mortgage, Series B, 8.75%, 1/15/08...........  $           760
                                                                                ---------------
Washington (0.1%):
           403    Skagit County Housing Authority, Low Income Housing
                    Assistance Revenue, Sea Mar Project, 7.00%, 6/20/03,
                    GNMA......................................................              432
                                                                                ---------------
West Virginia (1.8%):
           315    Charleston, 0.00%, 12/1/11..................................              124
           340    Charleston, 0.00%, 12/1/12..................................              123
           340    Charleston, 0.00%, 12/1/13..................................              114
           385    Charleston, 0.00%, 12/1/15..................................              109
           410    Charleston, 0.00%, 12/1/16..................................              107
         1,000    Charleston, 0.00%, 12/1/20..................................              194
         1,595    Charleston, 0.00%, 12/1/21..................................              289
         1,630    Charleston, 0.00%, 12/1/22..................................              276
         1,665    Charleston, 0.00%, 12/1/23..................................              263
         7,000    Kanawha-Putnam County, 0.00%, 12/1/16, ETM..................            2,216
           800    State Housing Development Fund Revenue, 6.13%, 7/1/13,
                    Callable 7/1/97 @ 100.....................................              806
         1,500    State Housing Development, Series B, AMT, 7.20%, 11/1/20,
                    Callable 5/1/02 @ 102*....................................            1,579
                                                                                ---------------
                                                                                          6,200
                                                                                ---------------
Wisconsin (1.2%):
         1,510    Housing & Economic Development, Series E, AMT, 8.00%,
                    3/1/21....................................................            1,543
         2,450    State, Series A, 7.50%, 1/1/15, Callable 1/1/97 @ 101.5*....            2,494
                                                                                ---------------
                                                                                          4,037
                                                                                ---------------
Wyoming (1.1%):
           350    Community Development Authority, AMT, 7.75%, 6/1/09,
                    Callable 11/30/99 @ 103*..................................              364
           150    Community Development Authority, Single Family Mortgage,
                    Series A, FHA, 6.88%, 6/1/14, Callable 6/1/01 @ 102.......              153
         3,400    Student Loan Corp. Revenue, 4.10%, 1/30/96..................            3,400
                                                                                ---------------
                                                                                          3,917
                                                                                ---------------
  Total Municipal Bonds                                                                 345,975
                                                                                ---------------
Total Cost--$(341,207)(a)                                                       $       345,975
                                                                                ---------------
                                                                                ---------------

CONTINUED

                                                                          19----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

------------

Percentages indicated are based on net assets of $345,372.

      (a)  Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
           $74. Cost for federal income tax purposes differs from value by net unrealized appreciation as follows:

Unrealized appreciation....................................................  $   5,904
Unrealized depreciation....................................................     (1,210)
                                                                             ---------
Net unrealized appreciation................................................  $   4,694
                                                                             ---------
                                                                             ---------

        *  Put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods including daily, weekly, monthly, or semiannually.

AMBAC      Insured by AMBAC Indemnity Corporation
AMT        Subject to Alternative Minimum Tax.
ETM        Escrowed To Maturity
FHA        Insured by Federal Housing Administration
FNMA       Insured by Federal National Mortgage Assoc.
GNMA       Insured by Government National Mortgage Assoc.
GO         General Obligation
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Assoc.
PCR        Pollution Control Revenue

SEE NOTES TO FINANCIAL STATEMENTS.

----20

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY
    AMOUNT                                DESCRIPTION                            MARKET VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS (97.7%):
Arizona (0.9%):
$        1,000    Tucson & Pima County, Single Family Mortgage, 0.00%,
                    12/1/14, ETM..............................................  $           358
                                                                                ---------------
Kentucky (96.2%):
           510    Clinton County School District Financial Corp., 6.10%,
                    6/12/12...................................................              534
         2,000    Development Financial Authority Hospital Revenue, Elizabeth,
                    Med-A, 6.00%, 11/1/10, FGIC...............................            2,066
           500    Eastern Kentucky University Revenues, 6.20%, 5/1/04,
                    AMBAC.....................................................              540
           500    Fayette County School District Financial Corp., 6.00%,
                    5/1/03....................................................              528
           500    Higher Education Student Loan Corp., Insured-Series C,
                    6.50%, 6/1/02, GSL........................................              536
         1,705    Higher Education, Student Loan Corp., Insured Student Loan
                    Revenue, Series D, 7.00%, 12/1/06, GSL, AMT...............            1,832
         1,500    Higher Education Student Loan Corp., Insured Student Loan
                    Revenue, AMT, Series C, 5.45%, 6/1/03, GSL................            1,541
           400    Housing Corp., Housing Revenue, Series B, 5.85%, 7/1/00,
                    FHA.......................................................              415
           275    Housing Corp., Housing Revenue, Series B, 6.20%, 7/1/03,
                    FHA.......................................................              288
           500    Housing Corp., Housing Revenue, Series A, 5.50%, 1/1/06,
                    FHA.......................................................              516
           500    Housing Corp., Housing Revenue, Series A, 5.60%, 1/1/07,
                    FHA.......................................................              514
           500    Infrastructure Authority, Series E, 6.50%, 6/1/05...........              537
           250    Infrastructure Authority, Series G, 6.10%, 6/1/02...........              268
         1,000    Jefferson City, Series A, 5.50%, 4/1/11, AMBAC..............            1,013
           725    Jefferson County Capital Projects, Series A, 6.10%,
                    8/15/07...................................................              774
         1,000    Jefferson County Capital Projects, Series A, 5.50%, 4/1/10,
                    AMBAC.....................................................            1,018
           400    Jefferson County Health Facilities Revenue, Jewish Hospital,
                    6.00%, 5/1/01, AMBAC......................................              424
           500    Jefferson County Health Facilities Revenue, Jewish Hospital,
                    6.38%, 5/1/08, AMBAC......................................              539
           930    Jefferson County Health Facilities Revenue, Jewish Hospital,
                    5.65%, 1/1/10.............................................              938
           500    Jefferson County, Hospital Revenue, Alliant Health, 6.20%,
                    10/1/04, MBIA.............................................              545

   SHARES OR
   PRINCIPAL                                SECURITY
    AMOUNT                                DESCRIPTION                            MARKET VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$          500    Kenton County Airport Revenue, International, AR-A, AMT,
                    6.10%, 3/1/04, FSA........................................  $           529
           400    Kenton County Airport Revenue, International, AR-A, AMT,
                    6.20%, 3/1/05, FSA........................................              423
           500    Kenton County Airport Revenue, International, Series B, AMT,
                    5.75%, 3/1/07, FSA........................................              516
           500    Kenton County Airport Revenue, International, Series B, AMT,
                    5.75%, 3/1/08, FSA........................................              512
           750    Kenton County School District Financial Corp., 4.50%,
                    7/1/99....................................................              755
           325    Kenton County School District Financial Corp., 5.25%,
                    7/1/07....................................................              330
           500    Kentucky State University Revenue, Series G, 6.25%, 5/1/02,
                    MBIA......................................................              542
           500    Lexington-Fayette Urban County Government Sewer System
                    Revenue, 6.35%, 7/1/07, MBIA..............................              544
           200    Louisville & Jefferson County, 4.80%, 5/15/98, MBIA.........              203
           200    Louisville Public Property Corp., 6.40%, 12/1/07............              217
           310    Louisville Water Revenue, 6.38%, 11/1/97, ETM...............              317
           500    Louisville Water Works Board Water System, 5.40%,
                    11/15/04..................................................              519
           500    Louisville Water Works Board Water System, 5.63%,
                    11/15/07..................................................              517
         1,040    Louisville Water Works Board Water System, 5.75%,
                    11/15/09..................................................            1,072
         1,000    McCracken County Hospital Revenue, Mercy Health, Series A,
                    6.20%, 11/1/05, MBIA......................................            1,100
         1,000    McCracken County Hospital Revenue, Mercy Health, Series A,
                    6.40%, 11/1/07, MBIA......................................            1,105
           200    Morehead State University, Series M, 6.30%, 11/1/08,
                    AMBAC.....................................................              214
           500    Muhlenberg County School District, 2nd Series, 5.85%,
                    8/1/10....................................................              518
           250    Murray State University Revenue, 5.60%, 5/1/07..............              258
           530    Northern Kentucky University Revenue, 6.10%, 5/1/06,
                    AMBAC.....................................................              569
           600    Perry County School District, School Building Revenue,
                    6.25%, 7/1/09.............................................              640

CONTINUED

                                                                          21----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY
    AMOUNT                                DESCRIPTION                            MARKET VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$          250    Richmond Water, Gas & Sewer Revenue, 6.50%, 6/1/99, MBIA,
                    ETM.......................................................  $           263
           100    Shelby County School District, 6.25%, 9/1/03................              108
           500    Shelby County School District, 6.50%, 9/1/05................              548
         1,000    State Property & Buildings, Project #54, 5.10%, 9/1/00......            1,024
         2,000    State Property & Buildings, Project #50, 6.00%, 2/1/10,
                    Prerefunded 2/1/01 @ 100..................................            2,116
           750    State Turnpike Authority Development, 5.70%, 1/1/03.........              789
           750    State Turnpike Authority Development, 5.50%, 7/1/08,
                    AMBAC.....................................................              781
         1,000    State Turnpike Authority Development, 5.50%, 7/01/09,
                    AMBAC.....................................................            1,035
         1,000    State Turnpike Authority Development, 5.63%, 7/1/10,
                    AMBAC.....................................................            1,031
           500    State Turnpike Authority Development, 5.75%, 7/1/11,
                    AMBAC.....................................................              518
           500    State Turnpike Authority Resource Recovery, 6.63%, 7/1/08,
                    ETM.......................................................              543
         1,000    State Turnpike Authority Resource Recovery, Series A, 6.00%,
                    7/1/09....................................................            1,001
           250    State Turnpike Authority Toll Road, 5.80%, 7/1/99, ETM......              259

   SHARES OR
   PRINCIPAL                                SECURITY
    AMOUNT                                DESCRIPTION                            MARKET VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
$          500    University of Kentucky Revenues, Series F, 5.75%, 5/1/97....  $           504
           500    University of Kentucky Revenues, Series F, 6.25%, 5/1/07....              514
           500    University of Louisville Revenues, Series I, 5.40%,
                    5/1/07....................................................              514
           500    University of Louisville Revenues, Series I, 5.40%,
                    5/1/08....................................................              510
           500    University of Louisville Revenues, Series I, 5.40%,
                    5/1/09....................................................              507
           660    Western Kentucky University Revenues, Series L, 5.00%,
                    5/1/09....................................................              650
           950    Winchester Utilities Revenue, 5.30%, 7/1/09.................              945
                                                                                ---------------
                                                                                         40,926
                                                                                ---------------
Louisiana (0.6%):
         1,000    Public Facility Authority, 0.00%, 12/1/19, FNMA, ETM........              261
                                                                                ---------------
  Total Municipal Bonds                                                                  41,545
                                                                                ---------------
INVESTMENT COMPANIES (1.3%):
           569    The One Group Municipal Money Market Fund, Fiduciary
                    Class.....................................................              569
                                                                                ---------------
  Total Investment Companies                                                                569
                                                                                ---------------
Total (Cost--$41,082)(a)                                                                 42,114
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $42,526.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................................  $    1,032
Unrealized depreciation....................................................           0
                                                                             -----------
Net unrealized appreciation................................................  $    1,032
                                                                             -----------
                                                                             -----------

AMBAC      Insured by AMBAC Indemnity Corporation
AMT        Alternative Minimum Tax Paper
ETM        Escrowed To Maturity
FGIC       Insured by Financial Guaranty Insurance Corp.
FHA        Insured by Federal Housing Administration
FNMA       Insured by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance
GSL        Guaranteed Student Loans
MBIA       Insured by Municipal Bond Insurance Association

SEE NOTES TO FINANCIAL STATEMENTS.

----22

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS (97.6%):
Colorado (1.5%):
$        1,890    Housing Finance Authority Revenue, 0.00%, 9/1/14, ETM.......  $           678
         2,810    El Paso County, Single Family, Mortgage Revenue, Series A,
                    0.00%, 5/1/15, ETM........................................              983
                                                                                ---------------
                                                                                          1,661
                                                                                ---------------
Kansas (0.7%):
         1,000    Kansas City, Single Family Mortgage, 0.00%, 12/1/14, ETM....              353
         1,390    Saline County, Single Family Mortgage, 0.00%, 12/1/15,
                    ETM.......................................................              464
                                                                                ---------------
                                                                                            817
                                                                                ---------------
Massachusetts (1.0%):
         1,000    State, GO, 6.75%, 8/1/09....................................            1,100
                                                                                ---------------
Missouri (1.0%):
         1,000    State Health, 6.40%, 6/1/10, MBIA...........................            1,112
                                                                                ---------------
Ohio (91.5%):
         1,045    Akron Sewer Systems, 5.30%, 12/1/05, MBIA...................            1,085
         1,000    Akron Sewer Systems, 5.65%, 12/1/08, MBIA*..................            1,049
         2,000    Bexley School District, GO, 6.50%, 12/1/16, Prerefunded
                    12/1/01/ @102.............................................            2,203
           725    Bowling Green State University, 5.65%, 6/1/11, AMBAC........              745
         1,000    Butler County Hospital Facilities, 6.75%, 11/15/10..........            1,104
         1,020    Ohio Capital Corp. for Housing, 5.60%, 1/1/07, MBIA*........            1,041
         2,775    Clermont County Waterworks, 6.63%, 12/1/15, AMBAC,
                    Prerefunded 12/1/01 @102..................................            3,091
         1,000    Cleveland, GO, 6.88%, 7/1/09, MBIA, Prerefunded 7/1/99
                    @102......................................................            1,083
         1,000    Cleveland, GO, 6.38%, 7/1/12, MBIA..........................            1,086
         2,500    Cleveland Public Power System, 6.40%, 11/15/06, MBIA........            2,776
         1,500    Cleveland Public Power System, 0.00%, 11/15/11, MBIA........              682
         1,850    Cleveland Waterworks, 6.25%, Series F-92B, 1/1/06, AMBAC....            1,989
            35    Cleveland Waterworks, 6.50%, Series F-92B, 1/1/11, AMBAC,
                    Prerefunded 1/1/02 @102...................................               39
         2,765    Cleveland Waterworks, 6.50%, Series F-92B, 1/1/11, AMBAC*...            3,006
         1,000    Columbus, GO, 4.50%, 6/15/00,...............................            1,010
         1,225    Columbus Municipal Airport No. 30-E-U, GO, 6.20%, 4/15/04...            1,301

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
$        1,000    Columbus Sewer Improvements, GO, 6.75%, 9/15/06.............  $         1,095
         1,285    Columbus Waterworks Enlargement No. 44, GO, 6.00%, 5/1/11...            1,364
         1,000    Columbus Waterworks Enlargement No. 44, GO, 6.00%, 5/1/12...            1,055
         1,000    Cuyahoga County Hospital, Series A, 5.50%, 1/15/10, MBIA*...            1,017
         1,500    Cuyahoga County Public Improvements, GO, 6.70%, 10/1/10,
                    Prerefunded 10/1/99 @102..................................            1,626
         1,000    Delaware County Library District, GO, 7.25%, 11/1/10,
                    Prerefunded 11/1/00 @102..................................            1,125
         1,000    Delaware County Sewer, GO, 5.60%, 12/10/10..................            1,019
         1,000    Fairfield County Hospital Improvement Revenue,
                    Lancaster-Fairfield Community Hospital, 7.10%, 6/15/21,
                    MBIA, Prerefunded 6/15/01 @102............................            1,123
         1,035    Frankilin County, GO, 5.40%, 12/1/12........................            1,045
         1,290    Franklin County Hospital Revenue, Children's Hospital,
                    5.65%, 11/1/08*...........................................            1,341
           800    Franklin County Hospital Revenue, Children's Hospital,
                    5.80%, 11/1/10*...........................................              829
         1,000    Franklin County Hospital Revenue, Children's Hospital
                    Project, Series A, 6.50%, 5/1/07..........................            1,088
         1,000    Franklin County Hospital Revenue, Children's Hospital
                    Project, Series A, 6.60%, 11/1/11.........................            1,109
         1,000    Franklin County Hospital Revenue, Riverside United, Series
                    B, 7.60%, 5/15/20, Prerefunded 5/15/00 @102...............            1,119
         1,000    Greater Cleveland Regional Transportation Authority, GO,
                    5.60%, 12/1/11, FGIC......................................            1,025
         1,000    Greene County Water System, 6.85%, 12/1/11, AMBAC...........            1,108
         1,500    Hamilton City Electric Systems, 6.13%, 10/15/08, FGIC.......            1,603
         1,500    Hamilton County Building Improvement & Refunding Museum
                    Center, GO, 6.50%, 12/1/09................................            1,631
         1,500    Hamilton County Hospital Facilities, Bethesda Hospital,
                    Series A, 6.25%, 1/1/12...................................            1,538
         1,265    Hamilton County Hospital Facilities, Christ Hospital, Series
                    B, 6.63%, 1/1/06..........................................            1,353

CONTINUED

                                                                          23----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
$          380    Hamilton County Sewer System, 6.30%, 12/1/01, Prerefunded
                    6/1/01 @102...............................................  $           415
         1,000    Hamilton County Sewer System Refunding & Improvements,
                    Series A, 4.30%, 12/1/98, FGIC............................            1,007
         1,000    Hamilton Waterworks Water Utility Improvement, 6.40%,
                    10/15/07, MBIA............................................            1,086
         1,000    Hilliard School District School Improvements, Series A, GO,
                    5.35%, 12/1/04............................................            1,039
         1,250    Housing Finance Agency Mortgage, Series A-1, 6.20%, 9/1/14,
                    GNMA......................................................            1,290
         1,000    Huron County Correctional Facility, Issue I, GO, 5.70%,
                    12/1/11, MBIA*............................................            1,036
         1,000    Kent State University, 6.45%, 5/1/12, AMBAC.................            1,084
         2,000    Lakewood Sanitation Sewer System, Special Obligation, 6.40%,
                    12/1/11...................................................            2,157
         2,000    Middleburg Heights Hospital, 5.70%, 8/15/10, FSA*...........            2,063
         2,000    Montgomery County, Sisters of Charity, Series A, 6.50%,
                    5/15/08, MBIA.............................................            2,168
         1,000    North Royalton, GO, 7.50%, 12/1/11..........................            1,117
         1,000    Northeast Ohio Regional Sewer District Wastewater, 6.50%,
                    11/15/08, AMBAC, Prerefunded 11/15/01 @101................            1,100
         1,000    Ohio State University, University & College Improvements,
                    5.50%, 12/1/03............................................            1,052
         1,000    Ottawa County, GO, 7.00%, 9/1/11, AMBAC.....................            1,110
         1,000    Pickerington Local School District, GO, 7.00%, 12/1/13,
                    AMBAC, Prerefunded 12/1/00 @102...........................            1,114
         2,600    Portage County, Robinson Memorial Hospital Project, 5.63%,
                    11/15/07, MBIA, 11/15/04 @102.............................            2,725
         2,220    Rocky River City School District, School Improvements, GO,
                    6.90%, 12/1/11,...........................................            2,463
         1,000    Saint Mary's Electric Systems Mortgage, 7.15%, 12/1/10,
                    AMBAC.....................................................            1,111
         1,000    Sandusky City School District, GO, 7.30%, 12/1/10...........            1,107
         1,000    Shaker Heights City Schools, GO, 7.10%, 12/15/10,...........            1,169
         1,000    Springfield, GO, 6.88%, 9/1/06, AMBAC.......................            1,112
         1,000    State Building Authority, 7.35%, 4/1/09, MBIA, Prerefunded
                    4/1/00 @ 102..............................................            1,110
         2,000    State Building Authority, Adult Correctional Building,
                    Series A, 6.13%, 10/1/09..................................            2,129

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
$        1,000    State Building Authority, State Correctional Facilities,
                    Series A, 6.50%, 10/1/01..................................  $         1,086
         1,000    State Building Authority, State Facilities, Administration
                    Building Funds, Series A, 5.75%, 10/1/06, MBIA............            1,064
         2,000    State Building Authority, State Facilities, J. Rhodes,
                    Series A, 6.38%, 6/1/07...................................            2,157
         1,165    State Building Authority, State Facilities Transportation
                    Building Fund, Series A, 6.50%, 9/1/09, AMBAC.............            1,290
         2,510    State Fresh Water Development, 5.80%, 6/1/11, AMBAC*........            2,608
         1,000    State Liquor Profits Revenue, 6.85%, 9/1/00, BIG............            1,084
         1,000    State Water Development Authority, Pollution Control
                    Facilities, 5.50%, 12/1/09, MBIA..........................            1,023
         1,000    Strongsville, GO, 6.70%, 12/1/11............................            1,120
         1,000    Toledo, GO, 5.63%, 12/1/11, AMBAC,..........................            1,028
         1,000    Toledo Sewer System Revenue, 7.38%, 11/15/10, MBIA..........            1,073
         1,000    University of Cincinnati Certificates of Participation,
                    University & College Improvements, 6.75%, 12/1/09, MBIA...            1,106
         1,000    University of Cincinnati General Receipts, Health & Hospital
                    Improvements, 7.10%, 6/1/10, Prerefunded 6/1/99 @102......            1,086
         1,000    University of Cincinnati General Receipts, University &
                    College Improvements, 7.00%, 6/1/11.......................            1,102
         1,000    University of Cincinnati, Series R2, Refund Bonds, 6.25%,
                    6/1/09....................................................            1,068
         1,000    Westerville, Minerva Park & Blendon Joint Township, Saint
                    Ann's Hospital, Series B, 6.80%, 9/15/06, AMBAC...........            1,113
         2,750    Westerville, Minerva Park & Blendon Joint Township, Saint
                    Ann's Hospital, Series B, 7.00%, 9/15/12, AMBAC...........            3,093
         1,000    Worthington City School District, GO, 7.45%, 12/1/12, MBIA,
                    Prerefunded 12/1/99 @102..................................            1,108
                                                                                ---------------
                                                                                        102,476
                                                                                ---------------
Washington (1.9%):
         1,000    State, Series A & AT-6, GO, 6.25%, 2/1/11...................            1,099

CONTINUED

----24

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
$        3,000    State, Series R-97 A, GO, 0.00%, 7/1/15.....................  $         1,042
                                                                                ---------------
                                                                                          2,141
                                                                                ---------------
  Total Municipal Bonds                                                                 109,307
                                                                                ---------------
INVESTMENT COMPANIES (2.8%):
           754    Fidelity Ohio Tax Free Money Market Fund....................              754

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
INVESTMENT COMPANIES, CONTINUED:
$        2,407    The One Group Ohio Municipal Money Market Fund--Fiduciary
                    Class.....................................................  $         2,407
                                                                                ---------------
  Total Investment Companies                                                              3,161
                                                                                ---------------
Total (Cost---$106,236)(a)                                                      $       112,468
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $111,986.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................  $   6,238
Unrealized depreciation.....................................................         (6)
                                                                              ---------
Net unrealized appreciation                                                   $   6,232
                                                                              ---------
                                                                              ---------

        *  Additional put and demand features exist allowing the Fund to require the repurchase of the instrument within variable time periods at variable amounts.

AMBAC      Insured by AMBAC Indemnity Corporation
BIG        Bond Insurance Guaranty
ETM        Escrowed To Maturity
FGIC       Insured by Financial Guaranty Insurance Corp.
FSA        Insured by Financial Security Assurance
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
MBIA       Insured by Municipal Bond Insurance Association

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          25----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS (98.1%):
Louisiana (98.1%):
$          300    Alexandria Public Improvement, Sales & Use Tax, Series
                    ST-1987, 7.35%, 8/1/97, MBIA..............................  $           307
         1,165    Ascension Parish, Gravity Drain, 5.40%, 12/1/07, FGIC,
                    Callable 12/1/06 @ 100....................................            1,199
         1,230    Ascension Parish, Gravity Drain, 5.50%, 12/1/08, FGIC,
                    Callable 12/1/06 @ 100....................................            1,266
         2,500    Bastrop Industrial Development Board, Pollution Control
                    Revenue, International Paper Co., 6.90%, 3/1/07...........            2,715
           700    Baton Rouge Public Improvements, Sales & Use Tax, 6.85%,
                    8/1/00, AMBAC.............................................              754
           800    Baton Rouge Public Improvements, Sales & Use Tax, 6.90%,
                    8/1/01, AMBAC.............................................              860
         2,000    Baton Rouge Public Improvements, Sales & Use Tax, 6.00%,
                    8/1/04, FSA...............................................            2,123
           765    Baton Rouge Public Improvements, Sales & Use Tax, 6.38%,
                    8/1/09, FSA...............................................              817
           400    Bossier City Public Improvement, Sales & Use Tax, Series
                    ST-1989, 6.88%, 11/1/06, FGIC.............................              430
           400    Bossier City Public Improvement, Sales & Use Tax, 6.88%,
                    11/1/07, FGIC.............................................              430
           805    Bossier City Public Improvement, Sales & Use Tax, Series ST,
                    6.20%, 11/1/07, AMBAC.....................................              867
           550    Bossier City Public Improvement, Sales & Use Tax, 6.88%,
                    11/1/08, FGIC.............................................              591
         1,415    Caddo Parish GO, 5.25%, 2/1/06, MBIA........................            1,446
           750    Caddo Parish GO, 5.25%, 2/1/08, MBIA........................              755
           470    Caddo Parish Industrial Development Board, Wal-Mart Stores
                    Income Project, 5.95%, 11/1/07............................              474
           500    Calcasieu Parish School District #22, Ward 3, Series A, GO,
                    7.10%, 2/1/01, BIG........................................              526
         2,040    De Soto Parish Pollution Control Revenue, International
                    Paper Co., Series A, 5.05%, 12/1/02.......................            2,077
         1,280    East Baton Rouge Mortgage Finance Authority, 5.45%, 10/1/03,
                    FNMA/ GNMA................................................            1,290
         1,200    East Baton Rouge Mortgage Finance Authority, 5.50%, 10/1/21,
                    FNMA/ GNMA................................................            1,217
           500    East Baton Rouge Parish Sales & Use Tax 7.10%, 2/1/99,
                    MBIA......................................................              530
           500    East Baton Rouge Parish Sales & Use Tax, 7.10%, 2/1/00,
                    MBIA......................................................              536

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$          500    East Baton Rouge Parish Sales & Use Tax, Series ST, 5.80%,
                    2/1/07, FGIC..............................................  $           531
           845    East Baton Rouge Parish Sales & Use Tax, Series ST, 5.80%,
                    2/1/08, FGIC..............................................              891
           910    East Baton Rouge Parish Sales & Use Tax, Series ST, 5.80%,
                    2/1/09, FGIC..............................................              954
         1,085    East Baton Rouge Parish, Series ST, 5.15%, 2/1/05...........            1,100
         1,000    East Baton Rouge Parish, Series ST, 5.10%, 2/1/07, FGIC,
                    Callable 2/1/06 @ 101.5...................................            1,006
         2,280    East Baton Rouge Parish, Series ST-A, 8.00%, 2/1/02, FGIC...            2,622
         1,390    Greater Baton Rouge Parking Authority, Sales & Use Tax,
                    6.38%, 7/1/03.............................................            1,393
         1,560    Houma Utilities Revenue, 6.13%, 1/1/07, FGIC................            1,661
           730    Housing Finance Agency, Mortgage Revenue Super Sinker-Single
                    Family A-1, 5.70%, 6/1/15, GNMA/FNMA/ FHLMC...............              740
         2,225    Housing Family Agency, Mortgage Revenue, 5.13%, 12/1/10,
                    MBIA, GNMA/FNMA...........................................            2,237
           510    Housing Family Agency, Mortgage Revenue, 6.10%, 12/1/11,
                    AMT, GNMA/FNMA............................................              514
         1,275    Iberia Home Mortgage Authority, 7.38%, 1/1/11...............            1,367
           300    Iberville Parish Sales & Use Tax, 6.20%, 1/1/98, MBIA.......              304
           500    Jefferson Parish GO, 7.10%, 1/1/97, FGIC....................              512
           500    Jefferson Parish GO, 7.40%, 1/1/99, FGIC....................              511
           250    Jefferson Parish GO, 7.70%, 1/1/02, FGIC....................              256
           400    Jefferson Parish Construction, Waterworks District #2, GO,
                    7.25%, 1/15/00............................................              406
         3,180    Jefferson Parish Drain, Sales Tax Revenue, 6.50%, 11/1/06,
                    AMBAC.....................................................            3,427
           340    Jefferson Parish Home Mortgage Authority, Single Family
                    Mortgage Revenue, 4.50%, 6/1/13...........................              337
         4,920    Jefferson Parish Sales Tax District Special, Series A,
                    6.75%, 12/1/06, FGIC......................................            5,417
         1,985    Jefferson Parish Sales Tax District Special, Series B,
                    6.75%, 12/1/06, FGIC......................................            2,185
         4,000    Jefferson Parish School Board, Sales & Use Tax Revenue
                    Refunding, 6.05%, 2/1/02, MBIA............................            4,269

CONTINUED

----26

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$        1,270    Jefferson Parish School Board, Sales & Use Tax Revenue
                    Refunding, 6.15%, 2/1/03, MBIA............................  $         1,372
         6,500    Jefferson Parish School Board Sales & Use Tax Revenue
                    Refunding, 6.25%, 2/1/08, MBIA............................            6,992
           880    Kenner Sales & Use Tax Revenue Refunding, 5.75%, 6/1/06,
                    FGIC......................................................              926
         1,000    Lafayette Parish Refunding, GO, 7.80%, 3/1/01, FGIC.........            1,058
           750    Lafourche Parish Hospital Service District #3 Hospital
                    Revenue, 5.50%, 10/1/04...................................              743
           650    Lafourche Parish Water District #1, Water Revenue Refunding,
                    5.63%, 1/1/01.............................................              672
           500    Lincoln Parish School District #1, Ruston Refunding, GO,
                    6.20%, 3/1/03, MBIA.......................................              529
         1,465    Lincoln Parish School District # 1, Ruston Refunding, GO,
                    6.40%, 3/1/05, MBIA.......................................            1,566
         1,580    Louisiana State University, Agriculture & Mechanical
                    College, University Revenues, 6.00%, 7/1/07, MBIA.........            1,708
         1,120    Louisiana State University, Agriculture & Mechanical
                    College, University Revenues, 5.50%, 7/1/13, MBIA.........            1,120
         1,220    Monroe Parish Special School District, GO, 8.00%, 3/1/01,
                    MBIA......................................................            1,381
         1,300    Monroe Parish Special School District, GO, 7.00%, 3/1/02,
                    MBIA......................................................            1,442
         1,390    Monroe Parish Special School District, GO, 7.00%, 3/1/03,
                    MBIA......................................................            1,562
         1,230    Monroe Parish Special School District, GO, 5.35%, 3/1/05,
                    FGIC......................................................            1,273
         1,320    Monroe Parish Special School District, GO, 5.35%, 3/1/06,
                    FGIC......................................................            1,358
         1,000    New Orleans, GO, 5.88%, 10/1/11, AMBAC......................            1,039
           550    New Orleans, GO, 5.85%, 11/1/07, FGIC.......................              583
           500    New Orleans Exhibition Hall Authority 0.00%, 1/15/08, AMBAC,
                    ETM.......................................................              283
           500    New Orleans Exhibition Hall Authority 0.00%, 7/15/08, AMBAC,
                    ETM.......................................................              276
         1,000    New Orleans Exhibition Hall Authority 5.25%, 7/15/11, MBIA,
                    Callable 7/15/06 @ 101....................................              985
         2,525    Ouachita Parish Hospital Service, Glenwood Regional Medical
                    Center, Health Care Revenue, 7.50%, 7/1/06, Callable
                    7/1/01 @ 102..............................................            2,862
         1,500    Ouachita Parish Hospital Service District, Glenwood, 5.70%,
                    5/15/16, FSA..............................................            1,520

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$        2,000    Ouachita Parish West School District, GO, Refunding Series
                    A, 6.50%, 3/1/03, FSA, Callable 3/1/01 @ 102..............  $         2,179
         1,250    Ouachita Parish West School District, GO, Refunding Series
                    A, 6.60%, 3/1/04, FSA, Callable 3/1/01 @ 102..............            1,364
         2,695    Ouachita Parish West School District, GO, Refunding Series
                    A, 6.65%, 3/1/05, FSA.....................................            2,941
         1,655    Ouachita Parish West School District, GO, Refunding Series
                    A, 6.70%, 3/1/06, FSA.....................................            1,803
         1,440    Plaquemines Parish, GO, 6.40%, 8/1/04, AMBAC................            1,561
           420    Plaquemines Parish, Sales & Use Tax, 6.70%, 12/1/08.........              447
           410    Plaquemines Parish, Sales & Use Tax, 6.70%, 12/1/09.........              434
           605    Plaquemines Parish School Board, Sales & Use Tax, 6.65%,
                    3/1/05....................................................              655
         2,280    Public Facilities Authority, Alton Ochsner Medical
                    Foundation, Project A, Health Care Revenue, 6.30%,
                    5/15/04, MBIA.............................................            2,478
         1,030    Public Facilities Authority, General Health, Inc. Project,
                    Health Care Revenue, 5.55%, 11/1/04, MBIA.................            1,081
         1,000    Public Facilities Authority, Lafayette General Medical
                    Center Project, Health Care Revenue, 6.05%, 10/1/04, FSA,
                    Callable 10/1/02 @ 102....................................            1,078
         1,135    Public Facilities Authority, Mary Bird Perkins Cancer
                    Center, Health Care Revenue, 5.50%, 1/1/04, FSA...........            1,182
           500    Public Facilities Authority, Our Lady of Lake Hospital,
                    Health Care Revenue, 5.70%, 12/1/04, MBIA, Callable
                    12/1/01 @ 102.............................................              525
         6,000    Public Facilities Authority Revenue, 0.00%, 12/1/19, FNMA,
                    ETM.......................................................            1,565
         3,000    Public Facilities Authority Revenue, 0.00%, 2/1/20, FHLMC,
                    ETM.......................................................              777
           300    Public Facilities Authority Revenue, Tulane University,
                    7.50%, 5/15/00............................................              318
           730    Public Facilities Authority Revenue, Women's Hospital
                    Foundation, 5.40%, 10/1/05, FGIC, Callable 10/1/04 @ 102..              754
         1,000    Public Facilities Authority Revenue, Alton Ochsner Medical
                    Foundation, 5.75%, 5/15/11, MBIA..........................            1,014

CONTINUED

                                                                          27----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$          500    Public Facilities Authority Revenue, Loyola University,
                    Series A, 7.20%, 10/1/00, Callable 10/1/99 @ 102..........  $           543
         1,960    Public Facilities Authority Revenue, Loyola University,
                    6.60%, 4/1/05, Callable 4/1/02 @ 102......................            2,137
           735    Public Facilities Authority Revenue, Tulane University,
                    5.55%, 10/1/07, AMBAC, Callable 10/1/06 @ 102.............              767
         1,605    Public Facilities Authority Revenue, Tulane University,
                    5.75%, 10/1/09, AMBAC, Callable 10/1/06 @ 102.............            1,679
           325    Public Facilities Authority Revenue, Tulane University,
                    Series A-1, Unrefunded Balance, 5.80%, 2/15/04, FGIC......              345
           605    Public Facilities Authority Revenue, Tulane University,
                    Series B, Unrefunded Balance, 7.00%, 8/15/97..............              617
           170    Public Facilities Authority Revenue, Tulane University,
                    Series B, Unrefunded Balance, 7.20%, 8/15/98..............              177
         2,145    Public Facilities Authority Revenue, Tulane University,
                    Series B, Unrefunded Balance, 6.25%, 7/15/06..............            2,290
           750    Public Facilities Authority Revenue, Tulane University,
                    Series C, 7.00%, 8/15/97, AMBAC...........................              766
           300    Public Facilities Authority Revenue, Tulane University,
                    Series C, 7.20%, 8/15/98, Callable 8/15/97 @ 102..........              312
           110    Public Facilities Authority Revenue, Sisters of Mercy,
                    Unrefunded Balance, 7.38%, 6/1/09.........................              118
           500    Public Facilities Authority, Women's Hospital Foundation,
                    Health Care Revenue, 7.20%, 10/1/97, FGIC.................              513
         1,235    Public Facilities Authority, Women's Hospital Foundation,
                    Health Care Revenue, 6.85%, 10/1/05, Callable 10/1/02 @
                    102.......................................................            1,294
         1,715    Public Facilities Authority, Women's Hospital Foundation,
                    Health Care Revenue, 5.50%, 10/1/06, Callable 10/1/04 @
                    102, FGIC.................................................            1,776
           670    Rapides Parish School District #11, GO, 6.90%, 2/1/01,
                    FGIC......................................................              715
         1,475    Rapides Parish School District #11, GO, 6.95%, 2/1/02,
                    FGIC......................................................            1,571

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$          500    Rapides Parish Consolidated School District #62, GO, 7.25%,
                    4/1/00, MBIA..............................................  $           531
           750    St. Charles Parish Public Improvement, Sales & Use Tax,
                    6.60%, 11/1/07............................................              787
         2,350    St. Charles Parish School District #1, GO, 6.45%, 3/1/06,
                    AMBAC.....................................................            2,512
           870    St. John Baptist Parish School District #1, GO, 6.25%,
                    3/1/05....................................................              914
         1,000    St. Landry Parish Consolidated School District #1, GO,
                    8.00%, 5/1/98, MBIA.......................................            1,054
           750    St. Landry Parish Consolidated School District #1, GO,
                    6.10%, 5/1/07, MBIA.......................................              782
           300    St. Tammany Parish Refunding, GO, 7.40%, 3/1/98, FGIC.......              313
         1,000    St. Tammany Parish, District #3, Series A, Sales & Use Tax,
                    6.50%, 12/1/02, FGIC......................................            1,070
         1,000    St. Tammany Parish, District #3, Series A, Sales & Use Tax,
                    6.50%, 12/1/03, FGIC......................................            1,075
           750    St. Tammany Parish, District #3, Series A, Sales & Use Tax,
                    6.50%, 12/1/05, FGIC......................................              797
         1,815    St. Tammy Parish Hospital Service, Hospital District #1,
                    Health Care Revenue, 6.30%, 7/1/07........................            1,902
           620    St. Tammany Parish School Board, Sales & Use Tax Revenue,
                    6.70%, 4/1/98, FGIC.......................................              641
           550    St. Tammany Parish School District #12, Sales & Use Tax,
                    6.50%, 3/1/01, FGIC.......................................              592
           400    St. Tammany Parish School District #12, Sales & Use Tax,
                    6.50%, 3/1/04, FGIC.......................................              426
           480    Shreveport, GO, 6.20%, 3/1/02, AMBAC........................              509
           500    Shreveport, GO, 6.70%, 2/1/03, AMBAC, Prerefunded 2/1/00 @
                    100.......................................................              533
           480    Shreveport, GO, 5.90%, 2/1/07...............................              499
           930    Shreveport Water & Sewer Revenue, Series A, 7.75%, 12/1/02,
                    FGIC......................................................            1,079
           500    Shreveport Water & Sewer Revenue, Series A, 6.25%, 12/1/03,
                    FGIC......................................................              547
         1,665    Stadium & Exposition District, Hotel Occupancy Tax & Stadium
                    Revenue, 5.65%, 7/1/07, FGIC, Callable 7/1/04 @ 102.......            1,743
         3,020    State Energy & Power Authority, Power Project Revenue
                    Refunding, Rodemacher Unit #2, 6.75%, 1/1/08, FGIC........            3,290
           800    State Gas & Fuels Tax Revenue, Series A, 7.20%, 11/15/99....              859
         1,500    State Gas & Fuels Tax Revenue, Series A, 7.25%, 11/15/04....            1,635

CONTINUED

----28

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds

LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1996
(Amounts in Thousands)
(Unaudited)

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$        2,875    State GO, 5.80%, 8/1/10, MBIA...............................  $         3,041
         2,750    State GO, 7.10%, 9/1/03, FSA, Callable 9/1/00 @ 102.........            3,035
           500    State GO, Series A, 6.10%, 5/11/11, AMBAC...................              525
         6,290    State GO, Series A, 6.00%, 5/15/99, MBIA....................            6,551
         4,000    State GO, Series A, 6.00%, 8/1/04, FGIC.....................            4,320
           430    State GO, Series A, 6.00%, 5/1/08, AMBAC....................              458
         3,000    State GO, Series B, 5.63%, 8/1/13, MBIA.....................            3,086
           400    State Offshore Terminal Authority, Deepwater Port Revenue
                    Refunding, 1st Stage Series B, Loop, Inc., 6.00%,
                    9/1/01....................................................              419
           600    State Offshore Terminal Authority, Deepwater Port Revenue
                    Refunding, 1st Stage Series B, Loop, Inc., 6.10%,
                    9/1/02....................................................              633
         1,325    State Offshore Terminal Authority, Deepwater Port Revenue
                    Refunding, 1st Stage Series B, Loop, Inc., 6.25%,
                    9/1/04....................................................            1,415
           150    Sulphur Public Improvements, Series B, Sales & Use Tax,
                    6.00%, 3/1/00, MBIA.......................................              150
           615    Sulphur Public Improvements, Series B, Sales & Use Tax,
                    6.00%, 3/1/01, MBIA.......................................              616
         1,435    Tangipahoa Parish Consolidated School District #1 Refunding,
                    Sales & Use Tax, GO, 6.15%, 12/1/07.......................            1,519

   SHARES OR
   PRINCIPAL                                SECURITY                                MARKET
    AMOUNT                                DESCRIPTION                                VALUE
---------------   ------------------------------------------------------------  ---------------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
$        1,250    Tangipahoa Parish Hospital Service, District #1, Health Care
                    Revenue, 6.13%, 2/1/14, AMBAC.............................  $         1,312
         1,285    Terrebonne Parish Hospital Service, District #1, Terrebonne
                    General Medical Center Project, Health Care Revenue
                    Refunding, 7.40%, 4/1/03, BIG.............................            1,357
           690    Terrebonne Parish Waterworks District #1, Water Revenue,
                    5.70%, 11/1/06, FGIC......................................              729
           500    Terrebonne Parish Waterworks District #1, Water Revenue,
                    5.75%, 11/1/08, FGIC......................................              523
           555    Vermilion Parish Hospital Service, District #2, Health Care
                    Revenue Refunding, Series A, GO, 6.35%, 5/1/00, MBIA......              590
                                                                                ---------------
  Total Municipal Bonds                                                                 177,245
                                                                                ---------------
INVESTMENT COMPANIES (0.6%):
         1,073    The One Group Municipal Money Market Fund, Fiduciary
                    Class.....................................................            1,073
                                                                                ---------------
  Total Investment Companies                                                              1,073
                                                                                ---------------
Total (Cost--$172,389) (a)                                                      $       178,318
                                                                                ---------------
                                                                                ---------------

------------

Percentages indicated are based on net assets of $180,603.

      (a)  Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................................  $   6,168
Unrealized depreciation.....................................................       (239)
                                                                              ---------
Net unrealized appreciation.................................................  $   5,929
                                                                              ---------
                                                                              ---------

AMBAC      Insured by AMBAC Indemnity Corporation
BIG        Insured by Bond Insurance Guaranty
ETM        Escrowed To Maturity
FGIC       Insured by Financial Guaranty Insurance Corp.
FHLMC      Insured by Federal Home Loan Mortgage Company
FNMA       Insured by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
MBIA       Insured by Municipal Bond Insurance Association
ST         Special Tax

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          29----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1996
(Unaudited)

                                                                              (Amounts in Thousands,
                                                                             except per share amounts)
                                                                                     KENTUCKY          OHIO          LOUISIANA
                                                   INTERMEDIATE      MUNICIPAL       MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                   TAX-FREE BOND      INCOME           BOND            BOND            BOND
                                                       FUND            FUND            FUND            FUND            FUND
                                                   -------------   -------------   -------------   -------------   -------------
ASSETS:
Investments, at value (cost $257,214; $341,207;
  $41,082; $106,236; $172,389, respectively).....  $    264,507    $    345,975    $     42,114    $    112,468    $    178,318
Interest receivable..............................         3,493           5,849             654           1,205           3,160
Receivable from brokers for investments sold.....         3,710              --              --              --              --
Receivable for capital shares issued.............           577             687             103             165              16
Deferred organization costs......................            --               1              --              --              --
Prepaid expenses and other assets................             2              13               1               1               1
                                                   -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS.....................................       272,289         352,525          42,872         113,839         181,495
                                                   -------------   -------------   -------------   -------------   -------------
LIABILITIES:
Cash overdraft...................................           373             309             104             143              --
Dividends payable................................         1,017           1,556             167             480             727
Payable to brokers for investments purchased.....        16,635           4,902              --           1,038              --
Payable for capital shares redeemed..............            --              46              --              69              14
Accrued expenses and other payables:
    Investment advisory fees.....................            81             102              13              29              57
    Administration fees..........................            35              48               2              16              25
    12b-1 fees (Class A).........................             1               6               4               3              11
    12b-1 fees (Class B).........................             2              22               2               9               3
    Other........................................            83             162              54              66              55
                                                   -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES................................        18,227           7,153             346           1,853             892
                                                   -------------   -------------   -------------   -------------   -------------
NET ASSETS:......................................
Capital..........................................       245,804         349,422          43,316         109,750         175,405
Undistributed net investment income..............           233              20              --               8              --
Accumulated undistributed net realized gains
  (losses) from investment transactions..........           732          (8,838)         (1,822)         (4,004)           (731)
Net unrealized appreciation from investments.....         7,293           4,768           1,032           6,232           5,929
                                                   -------------   -------------   -------------   -------------   -------------
NET ASSETS.......................................  $    254,062    $    345,372    $     42,526    $    111,986    $    180,603
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
Net Assets
    Fiduciary....................................  $    244,981    $    286,951    $     32,458    $     84,011    $    126,727
    Class A......................................         6,357          29,366           8,076          15,858          50,271
    Class B......................................         2,724          29,055           1,992          12,117           3,605
                                                   -------------   -------------   -------------   -------------   -------------
Total............................................  $    254,062    $    345,372    $     42,526    $    111,986    $    180,603
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
Outstanding Units of Beneficial Interest
  (Shares):
    Fiduciary....................................        22,505          29,347           3,182           7,719          12,585
    Class A......................................           584           2,995             792           1,453           4,993
    Class B......................................           250           2,973             196           1,102             359
                                                   -------------   -------------   -------------   -------------   -------------
Total............................................        23,339          35,315           4,170          10,274          17,937
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
Net Asset Value:
    Fiduciary
      Offering and redemption price per share....  $      10.89    $       9.78    $      10.20    $      10.88    $      10.07
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
    Class A
      Redemption price per share.................  $      10.88    $       9.81    $      10.21    $      10.92    $      10.07
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
      Maximum sales charge.......................         4.50%           4.50%           4.50%           4.50%           4.50%
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
      Maximum offering price per share
        (100%/(100%-maximum sales charge) of net
        asset value adjusted to nearest cent)....  $      11.39    $      10.27    $      10.69    $      11.43    $      10.54
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------
    Class B
      Offering price per share (a)...............  $      10.89    $       9.77    $      10.14    $      10.99    $      10.07
                                                   -------------   -------------   -------------   -------------   -------------
                                                   -------------   -------------   -------------   -------------   -------------

---------

      (a)  Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

----30

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
(Unaudited)

                                                                              (Amounts in Thousands)
                                                   INTERMEDIATE      MUNICIPAL       KENTUCKY          OHIO          LOUISIANA
                                                     TAX-FREE         INCOME         MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                     BOND FUND         FUND          BOND FUND       BOND FUND       BOND FUND
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Interest income..................................  $      6,572    $      9,616    $      1,092    $      3,065    $      5,158
Dividend income..................................            42              42              24              62              19
                                                   -------------   -------------         ------          ------          ------
TOTAL INCOME.....................................         6,614           9,658           1,116           3,127           5,177
                                                   -------------   -------------         ------          ------          ------
EXPENSES:
Investment advisory fees.........................           735             722             127             328             562
Administration fees..............................           203             265              35              89             155
12b-1 fees (Class A).............................            11              48              14              29              91
12b-1 fees (Class B).............................            12             133               9              53              17
Custodian and accounting fees....................            22              28               7               9              20
Legal and audit fees.............................             6              10               3               5              10
Trustees' fees and expenses......................             1               3              --               1               1
Transfer agent fees..............................            14              26              10              20              28
Registration and filing fees.....................             7              28              --               8               6
Printing costs...................................            21              23               2              14              20
Other............................................             1               1               1               1               1
                                                   -------------   -------------         ------          ------          ------
Total expenses before waivers....................         1,033           1,287             208             557             911
Less waivers.....................................          (334)           (213)            (64)           (180)           (223)
                                                   -------------   -------------         ------          ------          ------
NET EXPENSES.....................................           699           1,074             144             377             688
                                                   -------------   -------------         ------          ------          ------
Net Investment Income............................         5,915           8,584             972           2,750           4,489
                                                   -------------   -------------         ------          ------          ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions...................................           751            (759)             (7)            (38)           (135)
Net change in unrealized appreciation from
  investments....................................         4,467           4,481             662           1,952           2,803
                                                   -------------   -------------         ------          ------          ------
Net realized/unrealized gains from investments...         5,218           3,722             655           1,914           2,668
                                                   -------------   -------------         ------          ------          ------
Change in net assets resulting from operations...  $     11,133    $     12,306    $      1,627    $      4,664    $      7,157
                                                   -------------   -------------         ------          ------          ------
                                                   -------------   -------------         ------          ------          ------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          31----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            DECEMBER 31, 1996

                                                                      (Amounts in Thousands)
                                             INTERMEDIATE                    MUNICIPAL              KENTUCKY MUNICIPAL BOND
                                          TAX-FREE BOND FUND                INCOME FUND                      FUND
                                      ---------------------------   ---------------------------   ---------------------------
                                       SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                          ENDED       YEAR ENDED        ENDED       YEAR ENDED        ENDED       YEAR ENDED
                                      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                          1996           1996           1996           1996           1996           1996
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                       (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...........  $      5,915    $   11,312    $      8,584    $   13,782    $        972    $    1,845
    Net realized gains (losses) from
      investment transactions.......           751         1,432            (759)       (2,505)             (7)          (36)
    Net change in unrealized
      appreciation (depreciation)
      from investments..............         4,467          (248)          4,481         1,176             662           571
                                      -------------   -----------   -------------   -----------   -------------   -----------
Change in net assets resulting from
  operations........................        11,133        12,496          12,306        12,453           1,627         2,380
                                      -------------   -----------   -------------   -----------   -------------   -----------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment income......        (5,719)      (10,698)         (7,268)      (12,119)           (752)       (1,450)
    From net realized gains from
      investment transactions.......          (414)         (468)             --            --              --            --
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income......          (150)         (328)           (710)         (996)           (186)         (374)
    From net realized gains from
      investment transactions.......           (11)          (17)             --            --              --            --
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income......           (46)          (64)           (606)         (666)            (34)          (21)
    From net realized gains from
      investment transactions.......            (4)           (3)             --            --              --            --
                                      -------------   -----------   -------------   -----------   -------------   -----------
Change in net assets from
  shareholder distributions.........        (6,344)      (11,578)         (8,584)      (13,781)           (972)       (1,845)
                                      -------------   -----------   -------------   -----------   -------------   -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.....        41,721        79,285          80,227       135,163           5,724         7,868
    Dividends reinvested............           416         1,603           1,101         1,920             120           224
    Cost of shares redeemed.........       (19,126)      (73,503)        (29,784)      (51,353)         (3,908)      (10,109)
                                      -------------   -----------   -------------   -----------   -------------   -----------
Change in net assets from share
  transactions......................        23,011         7,385          51,544        85,730           1,936        (2,017)
                                      -------------   -----------   -------------   -----------   -------------   -----------
Change in net assets................        27,800         8,303          55,266        84,402           2,591        (1,482)
NET ASSETS:
    Beginning of period.............       226,262       217,959         290,106       205,704          39,935        41,417
                                      -------------   -----------   -------------   -----------   -------------   -----------
    End of period...................  $    254,062    $  226,262    $    345,372    $  290,106    $     42,526    $   39,935
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------
SHARE TRANSACTIONS:
    Issued..........................         3,873         7,384           8,245        13,875             566           779
    Reinvested......................            39           148             114           197              12            23
    Redeemed........................        (1,775)       (6,824)         (3,065)       (5,278)           (386)         (997)
                                      -------------   -----------   -------------   -----------   -------------   -----------
Change in shares....................         2,137           708           5,294         8,794             192          (195)
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------
Undistributed net investment income
  included in net assets:
    End of period...................  $        233    $      233    $         20    $       20    $         --    $       --
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------

SEE NOTES TO FINANCIAL STATEMENTS.

----32

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            DECEMBER 31, 1996

                                                                  (Amounts In Thousands)
                                                OHIO MUNICIPAL                     LOUISIANA MUNICIPAL
                                                   BOND FUND                          BOND FUND (A)
                                          ---------------------------   -----------------------------------------
                                                                                           SEVEN         YEAR
                                           SIX MONTHS                    SIX MONTHS       MONTHS         ENDED
                                              ENDED       YEAR ENDED        ENDED       ENDED JUNE     NOVEMBER
                                          DECEMBER 31,     JUNE 30,     DECEMBER 31,        30,           30,
                                              1996           1996           1996           1996          1995
                                          -------------   -----------   -------------   -----------   -----------
                                           (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income...............  $      2,750    $    5,010    $      4,489    $    5,578    $   10,058
    Net realized losses from investment
      transactions......................           (38)         (253)           (135)         (146)          (11)
    Net change in unrealized
      appreciation (depreciation) from
      investments.......................         1,952           483           2,803        (3,198)       14,487
                                          -------------   -----------   -------------   -----------   -----------
Change in net assets resulting from
   operations...........................         4,664         5,240           7,157         2,234        24,534
                                          -------------   -----------   -------------   -----------   -----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS
   (B):
    From net investment income..........        (2,117)       (4,102)         (3,220)       (1,732)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income..........          (405)         (670)         (1,200)       (3,782)      (10,014)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income..........          (228)         (238)            (69)          (64)          (44)
                                          -------------   -----------   -------------   -----------   -----------
Change in net assets from shareholder
   distributions........................        (2,750)       (5,010)         (4,489)       (5,578)      (10,058)
                                          -------------   -----------   -------------   -----------   -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.........        15,156        28,462           5,011        13,459        27,568
    Dividends reinvested................           579           890             825           929         1,980
    Cost of shares redeemed.............       (11,635)      (18,818)        (20,644)      (26,535)      (32,814)
                                          -------------   -----------   -------------   -----------   -----------
Change in net assets from share
   transactions.........................         4,100        10,534         (14,808)      (12,147)       (3,266)
                                          -------------   -----------   -------------   -----------   -----------
Change in net assets....................         6,014        10,764         (12,140)      (15,491)       11,210
NET ASSETS:
    Beginning of period.................       105,972        95,208         192,743       208,234       197,024
                                          -------------   -----------   -------------   -----------   -----------
    End of period.......................  $    111,986    $  105,972    $    180,603    $  192,743    $  208,234
                                          -------------   -----------   -------------   -----------   -----------
                                          -------------   -----------   -------------   -----------   -----------
SHARE TRANSACTIONS:
    Issued..............................         1,398         2,628             502           870         2,610
    Issued in restatement of net asset
      value (c).........................            --            --              --         1,261            --
    Reinvested..........................            53            82              83            89           189
    Redeemed............................        (1,077)       (1,744)         (2,067)       (2,146)       (3,138)
                                          -------------   -----------   -------------   -----------   -----------
Change in shares........................           374           966          (1,482)           74          (339)
                                          -------------   -----------   -------------   -----------   -----------
                                          -------------   -----------   -------------   -----------   -----------
Undistributed net investment income
   included in net assets:
    End of period.......................  $          8    $        8    $         --    $       --    $       --
                                          -------------   -----------   -------------   -----------   -----------
                                          -------------   -----------   -------------   -----------   -----------

---------

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond
           Fund. Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free Fund.

      (b)  Fiduciary Shares of the Louisiana Municipal Bond Fund commenced offering on March 26, 1996 upon conversion of certain
           Class A Shares to Fiduciary Shares.

      (c)  Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from
           $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          33----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1996
(Unaudited)

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty active funds. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund, except for the Kentucky Municipal Bond Fund, Ohio Municipal Bond Fund, and the Louisiana Municipal Bond Fund, which are non-diversified.

    The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Subsequent to the reorganization, the fiscal period end changed from November 30 to June 30 for the Louisiana Municipal Bond Fund. Therefore, the prior period statement of changes in net assets for that Fund presents the changes in net assets for the seven months ended June 30, 1996.

    The Funds' investment objectives are as follows:

FUND                                OBJECTIVE
----------------------------------  -------------------------------------------------------------------
Intermediate Tax-Free Bond Fund     Current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.
Municipal Income Fund               Current income exempt from Federal income taxes.
Kentucky Municipal Bond Fund        Current income both consistent with the preservation of principal and exempt from Federal income tax and Kentucky personal income tax.
Ohio Municipal Bond Fund            Current income both consistent with the preservation of principal and exempt from Federal income tax and Ohio personal income tax.
Louisiana Municipal Bond Fund       Current income both consistent with the preservation of principal and exempt from Federal income tax and Louisiana income tax.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

CONTINUED

----34

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     WRITTEN OPTIONS

     The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a

CONTINUED

                                                                          35----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1996 the Funds had no securities on loan.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain

CONTINUED

----36

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

     investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes: Fiduciary, Class A, Class B and Service. As of December 31, 1996, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended December 31, 1996 and June 30, 1996:

CONTINUED

                                                                          37----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

                                                                      (Amounts in Thousands)
                                      INTERMEDIATE TAX-FREE BOND             MUNICIPAL              KENTUCKY MUNICIPAL BOND
                                                 FUND                       INCOME FUND                      FUND
                                      ---------------------------   ---------------------------   ---------------------------

                                       SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                          ENDED       YEAR ENDED        ENDED       YEAR ENDED        ENDED       YEAR ENDED
                                      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                          1996           1996           1996           1996           1996           1996
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                       (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.......  $     40,871    $   73,620    $     68,571    $  100,593    $      5,114    $    6,010
  Dividends reinvested..............           254         1,311             171           835              11            30
  Cost of shares redeemed...........       (17,964)      (69,859)        (26,003)      (45,206)         (3,471)       (8,690)
                                      -------------   -----------   -------------   -----------   -------------   -----------
  Change in net assets from
    Fiduciary Share transactions....  $     23,161    $    5,072    $     42,739    $   56,222    $      1,654    $   (2,650)
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------
CLASS A SHARES:
  Proceeds from shares issued.......            46    $    4,157    $      5,144        18,884    $         56    $      475
  Dividends reinvested..............           121           246             525           699              91           186
  Cost of shares redeemed...........          (559)       (3,426)         (2,410)       (5,106)           (371)       (1,412)
                                      -------------   -----------   -------------   -----------   -------------   -----------
  Change in net assets from Class A
    Share transactions..............  $       (392)   $      977    $      3,259    $   14,477    $       (224)   $     (751)
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------
CLASS B SHARES:
  Proceeds from shares issued.......  $        804    $    1,508    $      6,512    $   15,686    $        554         1,383
  Dividends reinvested..............            41            46             405           386              18             8
  Cost of shares redeemed...........          (603)         (218)         (1,371)       (1,041)            (66)           (7)
                                      -------------   -----------   -------------   -----------   -------------   -----------
  Change in net assets from Class B
    Share transactions..............  $        242    $    1,336           5,546    $   15,031    $        506    $    1,384
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued............................         3,795         6,859           7,050        10,330             505           593
  Reinvested........................            24           121              18            86               1             4
  Redeemed..........................        (1,667)       (6,488)         (2,677)       (4,649)           (342)         (856)
                                      -------------   -----------   -------------   -----------   -------------   -----------
  Change in Fiduciary Shares........         2,152           492           4,391         5,767             164          (259)
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------
CLASS A SHARES:
  Issued............................             4           387             526         1,933               6            48
  Reinvested........................            11            22              54            72               9            18
  Redeemed..........................           (52)         (316)           (247)         (522)            (37)         (140)
                                      -------------   -----------   -------------   -----------   -------------   -----------
  Change in Class A Shares..........           (37)           93             333         1,483             (22)          (74)
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------
CLASS B SHARES:
  Issued............................            74           138             669         1,612              55           138
  Reinvested........................             4             5              42            40               2             1
  Redeemed..........................           (56)          (20)           (141)         (108)             (7)           (1)
                                      -------------   -----------   -------------   -----------   -------------   -----------
  Change in Class B Shares..........            22           123             570         1,544              50           138
                                      -------------   -----------   -------------   -----------   -------------   -----------
                                      -------------   -----------   -------------   -----------   -------------   -----------

CONTINUED

----38

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

                                                                   (Amounts in Thousands)
                                              OHIO MUNICIPAL                          LOUISIANA MUNICIPAL
                                                 BOND FUND                               BOND FUND (A)
                                      -------------------------------   -----------------------------------------------
                                        SIX MONTHS                        SIX MONTHS                          YEAR
                                           ENDED                             ENDED        SEVEN MONTHS        ENDED
                                       DECEMBER 31,      YEAR ENDED      DECEMBER 31,         ENDED       NOVEMBER 30,
                                           1996         JUNE 30, 1996        1996         JUNE 30, 1996       1995
                                      ---------------   -------------   ---------------   -------------   -------------
                                        (UNAUDITED)                       (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES (B):
  Proceeds from shares issued.......  $        9,658    $     16,537    $        2,820    $      6,255
  Proceeds from shares issued in
    conversion from Class A
    Shares..........................              --              --                --         137,607(b)
  Dividends reinvested..............              71             245                --              --
  Cost of shares redeemed...........          (7,781)        (16,421)          (14,010)         (6,804)
                                             -------    -------------   ---------------   -------------
  Change in net assets from
    Fiduciary Share transactions....  $        1,948    $        361    $      (11,190)   $    137,058
                                             -------    -------------   ---------------   -------------
                                             -------    -------------   ---------------   -------------
CLASS A SHARES:
  Proceeds from shares issued.......  $        2,087    $      5,812    $        1,726    $      5,814    $     25,634
  Dividends reinvested..............             337             479               776             889           1,948
  Cost of shares redeemed...........          (3,350)         (1,813)           (6,452)        (19,453)        (32,701)
  Cost of shares redeemed in
    conversion to Fiduciary
    Shares..........................              --              --                --        (137,607)(b)           --
                                             -------    -------------   ---------------   -------------   -------------
  Change in net assets from Class A
    Share transactions..............  $         (926)   $      4,478    $       (3,950)   $   (150,357)   $     (5,119)
                                             -------    -------------   ---------------   -------------   -------------
                                             -------    -------------   ---------------   -------------   -------------
CLASS B SHARES:
  Proceeds from shares issued.......  $        3,411    $      6,113    $          465    $      1,390    $      1,934
  Dividends reinvested..............             171             166                49              40              31
  Cost of shares redeemed...........            (504)           (584)             (182)           (278)           (112)
                                             -------    -------------   ---------------   -------------   -------------
  Change in net assets from Class B
    Share transactions..............  $        3,078    $      5,695    $          332    $      1,152    $      1,853
                                             -------    -------------   ---------------   -------------   -------------
                                             -------    -------------   ---------------   -------------   -------------
SHARE TRANSACTIONS:
FIDUCIARY SHARES (B):
  Issued............................             894           1,528               282             195
  Issued in conversion from Class A
    Shares..........................              --              --                --          13,761(b)
  Reinvested........................               7              23                --              --
  Redeemed..........................            (722)         (1,523)           (1,403)           (250)
                                             -------    -------------   ---------------   -------------
  Change in Fiduciary Shares........             179              28            (1,121)         13,706
                                             -------    -------------   ---------------   -------------
                                             -------    -------------   ---------------   -------------
CLASS A SHARES:
  Issued............................             191             539               173             545           2,426
  Issued in restatement of net asset
    value (c).......................              --              --                --           1,239              --
  Reinvested........................              31              44                78              85             186
  Redeemed..........................            (309)           (167)             (646)         (1,869)         (3,127)
  Redeemed in conversion to
    Fiduciary Shares................              --              --                --         (13,761)(b)           --
                                             -------    -------------   ---------------   -------------   -------------
  Change in Class A Shares..........             (87)            416              (395)        (13,761)           (515)
                                             -------    -------------   ---------------   -------------   -------------
                                             -------    -------------   ---------------   -------------   -------------
CLASS B SHARES:
  Issued............................             313             561                47             130             183
  Issued in restatement of net asset
    value (c).......................              --              --                --              22              --
  Reinvested........................              15              15                 5               4               3
  Redeemed..........................             (46)            (54)              (18)            (27)            (10)
                                             -------    -------------   ---------------   -------------   -------------
  Change in Class B Shares..........             282             522                34             129             176
                                             -------    -------------   ---------------   -------------   -------------
                                             -------    -------------   ---------------   -------------   -------------

------------

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond
           Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free
           Fund.

      (b)  Fiduciary Shares of the Louisiana Municipal Bond Fund commenced offering on March 26, 1996 upon conversion of certain
           Class A Shares to Fiduciary Shares.

      (c)  Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from
           $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

CONTINUED

                                                                          39----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund and the Kentucky Municipal Bond Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund , and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% and 0.90% of average daily net assets of the Class A Shares and Class B Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended December 31, 1996, the Distributor received $172,353 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor reallowed $95,435 to affiliated broker/ dealers of the Funds.

    Prior to January 2, 1996, Premier Investment Advisors, L.L.C. ("Premier") served as investment adviser and Goldman Sachs & Company served as distributor to the Louisiana Municipal Bond Fund. Pursuant to the approval of the Board of Trustees of Paragon on October 31, 1995 and its shareholders on December 20, 1995, Paragon entered into an investment advisory agreement with the Adviser and a distribution agreement with the Distributor effective January 2, 1996. The terms of the investment advisory agreements with Premier and with the Adviser and the distribution agreements with Goldman Sachs & Company and the Distributor were substantially the same.

    Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

CONTINUED

----40

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

    The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended December 31, 1996, fees in the following amounts were waived (amounts in thousands):

                                                                                                               12B-1 FEES
                                                                     INVESTMENT                                  WAIVED
                                                                    ADVISORY FEES     ADMINISTRATION    ------------------------
                                                                       WAIVED           FEES WAIVED       CLASS A      CLASS B
                                                                  -----------------  -----------------  -----------  -----------
Intermediate Tax-Free Bond Fund.................................      $     330          $      --       $       3    $       1
Municipal Income Fund...........................................            170                 16              14           13
Kentucky Municipal Bond Fund....................................             59                 --               4            1
Ohio Municipal Bond Fund........................................            166                  2               8            5
Louisiana Municipal Bond Fund...................................            195                 --              26            2

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended December 31, 1996 were as follows (amounts in thousands):

                                                                                           PURCHASES     SALES
                                                                                          -----------  ----------
Intermediate Tax-Free Bond Fund.........................................................   $ 132,917   $  107,097
Municipal Income Fund...................................................................     141,236       83,829
Kentucky Municipal Bond Fund............................................................       2,529        1,331
Ohio Municipal Bond Fund................................................................      11,539        3,338
Louisiana Municipal Bond Fund...........................................................      18,749       33,275

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7.  CONCENTRATION OF CREDIT RISK:

    The Kentucky, Ohio and Louisiana Municipal Bond Funds invest in primarily debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8.  REORGANIZATION:

    The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Paragon Louisiana Tax-Free Fund transferred its assets and liabilities to the One Group Louisiana Municipal Bond Fund. The Reorganization, which qualified as tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by

CONTINUED

                                                                          41----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1996
(Unaudited)

   shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):

                                                                                                                 AFTER
                                                                                BEFORE REORGANIZATION       REORGANIZATION
                                                                            ------------------------------  ---------------
                                                                               PARAGON        LOUISIANA        LOUISIANA
                                                                              LOUISIANA     MUNICIPAL BOND  MUNICIPAL BOND
                                                                            TAX-FREE FUND        FUND            FUND
                                                                            --------------  --------------  ---------------
Shares....................................................................        18,757              --           20,018
Net Assets................................................................    $  200,185              --      $   200,185
Net Asset Value:
  Fiduciary...............................................................                                    $     10.00*
  Class A.................................................................    $    10.67              --      $     10.00*
  Class B.................................................................    $    10.70              --      $     10.00*
Unrealized Appreciation...................................................    $    4,349              --      $     4,349

---------

* Pursuant to its reorganization as a fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

9.  SUBSEQUENT EVENT:

    Subsequent to December 31, 1996 net assets of certain common trust funds managed by the Adviser were exchanged in a tax-free conversion for shares of the corresponding One Group Funds as follows:

FUND NAME                                                                             AMOUNT CONVERTED (IN THOUSANDS)
-----------------------------------------------------------------------------------  ----------------------------------
One Group Municipal Income.........................................................             $     54,636
One Group Intermediate Tax Free Bond...............................................                  180,333
One Group Kentucky Municipal Bond..................................................                   77,684
One Group Ohio Municipal Bond......................................................                   38,707

----42

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERMEDIATE TAX-FREE BOND FUND
                                          -------------------------------------------------------------------------------------
                                                                                FIDUCIARY
                                          -------------------------------------------------------------------------------------
                                                                                      YEARS ENDED JUNE 30,
                                            SIX MONTHS ENDED     --------------------------------------------------------------
                                           DECEMBER 31, 1996        1996         1995         1994         1993         1992
                                          --------------------   ----------   ----------   ----------   ----------   ----------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $           10.67      $    10.64   $    10.49   $    11.15   $    10.69   $    10.28
                                                   --------      ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income.................               0.26            0.52         0.54         0.52         0.53         0.55
  Net realized and unrealized gains
    (losses) from investments...........               0.24            0.04         0.15        (0.52)        0.49         0.42
                                                   --------      ----------   ----------   ----------   ----------   ----------
    Total from Investment Activities....               0.50            0.56         0.69         0.00         1.02         0.97
                                                   --------      ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income.................              (0.26)          (0.51)       (0.54)       (0.53)       (0.52)       (0.55)
  In excess of net investment income....                 --              --           --        (0.01)          --           --
  Net realized gains....................              (0.02)          (0.02)          --        (0.01)       (0.04)       (0.01)
  In excess of net realized gains.......                 --              --           --        (0.11)          --           --
                                                   --------      ----------   ----------   ----------   ----------   ----------
    Total Distributions.................              (0.28)          (0.53)       (0.54)       (0.66)       (0.56)       (0.56)
                                                   --------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
  END OF PERIOD.........................  $           10.89      $    10.67   $    10.64   $    10.49   $    11.15   $    10.69
                                                   --------      ----------   ----------   ----------   ----------   ----------
                                                   --------      ----------   ----------   ----------   ----------   ----------
Total Return (Excludes Sales Charge)....               4.75%(a)        5.39%        6.75%       (0.11)%       9.79%        9.54%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $         244,981      $  217,201   $  211,229   $  182,611   $  166,489   $  142,672
  Ratio of expenses to average net
    assets..............................               0.56%(b)        0.54%        0.53%        0.48%        0.54%        0.55%
  Ratio of net investment income to
    average net assets..................               4.84%(b)        4.87%        5.17%        4.78%        4.93%        5.28%
  Ratio of expenses to average net
    assets*.............................               0.83%(b)        0.87%        0.88%        0.84%        0.94%        1.07%
  Ratio of net investment income to
    average net assets*.................               4.57%(b)        4.54%        4.82%        4.42%        4.53%        4.77%
  Portfolio turnover (c)................              46.63%         111.58%      199.76%      105.98%       31.99%       11.50%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Not annualized.

      (b)  Annualized.

      (c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          43----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERMEDIATE TAX-FREE BOND FUND
                                          -------------------------------------------------------------------------------------
                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                                                                      YEARS ENDED JUNE 30,
                                            SIX MONTHS ENDED     --------------------------------------------------------------
                                           DECEMBER 31, 1996        1996         1995         1994         1993       1992 (A)
                                          --------------------   ----------   ----------   ----------   ----------   ----------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $           10.67      $    10.63   $    10.48   $    11.14   $    10.69   $   10.57
                                                     ------      ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income.................               0.25            0.50         0.51         0.50         0.55        0.15
  Net realized and unrealized gains
    (losses) from investments...........               0.23            0.05         0.15        (0.52)        0.44        0.18
                                                     ------      ----------   ----------   ----------   ----------   ----------
    Total from Investment Activities....               0.48            0.55         0.66        (0.02)        0.99        0.33
                                                     ------      ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income.................              (0.25)          (0.49)       (0.49)       (0.52)       (0.50)      (0.21)
  In excess of net investment income....                 --              --        (0.02)       (0.01)          --          --
  Net realized gains....................              (0.02)          (0.02)          --           --        (0.04)         --
  In excess of net realized gains.......                 --              --           --        (0.11)          --          --
                                                     ------      ----------   ----------   ----------   ----------   ----------
    Total Distributions.................              (0.27)          (0.51)       (0.51)       (0.64)       (0.54)      (0.21)
                                                     ------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE,
  END OF PERIOD.........................  $           10.88      $    10.67   $    10.63   $    10.48   $    11.14   $   10.69
                                                     ------      ----------   ----------   ----------   ----------   ----------
                                                     ------      ----------   ----------   ----------   ----------   ----------
Total Return (Excludes Sales Charge)....               4.52%(b)        5.28%        6.49%       (0.33)%       9.47%       8.68%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $           6,357      $    6,622   $    5,614   $    5,556   $    5,480   $       5
  Ratio of expenses to average net
    assets..............................               0.79%(c)        0.79%        0.78%        0.73%        0.71%       1.02%(c)
  Ratio of net investment income to
    average net assets..................               4.58%(c)        4.62%        4.91%        4.57%        4.77%       4.91%(c)
  Ratio of expenses to average net
    assets*.............................               1.16%(c)        1.22%        1.23%        1.19%        1.27%       1.32%(c)
  Ratio of net investment income to
    average net assets*.................               4.21%(c)        4.19%        4.46%        4.11%        4.21%       4.61%(c)
  Portfolio turnover (d)................              46.63%         111.58%      199.76%      105.98%       31.99%      11.50%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----44

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        INTERMEDIATE TAX-FREE BOND FUND
                                          -----------------------------------------------------------
                                                                    CLASS B
                                          -----------------------------------------------------------
                                                                         YEARS ENDED JUNE 30,
                                            SIX MONTHS ENDED     ------------------------------------
                                           DECEMBER 31, 1996        1996         1995       1994 (A)
                                          --------------------   ----------   ----------   ----------
                                              (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $           10.68      $    10.65   $    10.50   $   11.18
                                                     ------      ----------   ----------   ----------
Investment Activities:
  Net investment income.................               0.22            0.43         0.46        0.17
  Net realized and unrealized gains
    (losses) from investments...........               0.23            0.04         0.14       (0.67)
                                                     ------      ----------   ----------   ----------
    Total from Investment Activities....               0.45            0.47         0.60       (0.50)
                                                     ------      ----------   ----------   ----------
Distributions:
  Net investment income.................              (0.22)          (0.42)       (0.45)      (0.17)
  Net realized gains....................              (0.02)          (0.02)          --          --
  In excess of net realized gains.......                 --              --           --       (0.01)
                                                     ------      ----------   ----------   ----------
    Total Distributions.................              (0.24)          (0.44)       (0.45)      (0.18)
                                                     ------      ----------   ----------   ----------
NET ASSET VALUE,
  END OF PERIOD.........................  $           10.89      $    10.68   $    10.65   $   10.50
                                                     ------      ----------   ----------   ----------
                                                     ------      ----------   ----------   ----------
Total Return (Excludes Sales Charge)....               4.19%(b)        4.48%        5.89%     (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $           2,724      $    2,439   $    1,116   $     549
  Ratio of expenses to average net
    assets..............................               1.48%(c)        1.44%        1.43%       1.40%(c)
  Ratio of net investment income to
    average net assets..................               4.01%(c)        3.97%        4.29%       4.08%(c)
  Ratio of expenses to average net
    assets*.............................               1.83%(c)        1.87%        1.88%       1.85%(c)
  Ratio of net investment income to
    average net assets*.................               3.66%(c)        3.54%        3.84%       3.63%(c)
  Portfolio turnover (d)................              46.63%         111.58%      199.76%     105.98%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          45----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  MUNICIPAL INCOME FUND
                                          ---------------------------------------------------------------------
                                                                        FIDUCIARY
                                          ---------------------------------------------------------------------
                                                                          YEARS ENDED JUNE 30,
                                                          -----------------------------------------------------
                                                             1996          1995          1994        1993 (A)
                                           SIX MONTHS     -----------   -----------   -----------   -----------
                                              ENDED
                                          DECEMBER 31,
                                              1996
                                          -------------
                                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $     9.66      $      9.69   $      9.66   $     10.11   $    10.00
                                          -------------   -----------   -----------   -----------   -----------
Investment Activities:
  Net investment income.................        0.27             0.56          0.57          0.56         0.19
  Net realized and unrealized gains
    (losses) from investments...........        0.12            (0.03)         0.03         (0.42)        0.11
                                          -------------   -----------   -----------   -----------   -----------
    Total from Investment Activities....        0.39             0.53          0.60          0.14         0.30
                                          -------------   -----------   -----------   -----------   -----------
Distributions:
  Net investment income.................       (0.27)           (0.56)        (0.57)        (0.56)       (0.19)
  Net realized gains....................          --               --            --         (0.03)          --
                                          -------------   -----------   -----------   -----------   -----------
    Total Distributions.................       (0.27)           (0.56)        (0.57)        (0.59)       (0.19)
                                          -------------   -----------   -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.........................  $     9.78      $      9.66   $      9.69   $      9.66   $    10.11
                                          -------------   -----------   -----------   -----------   -----------
                                          -------------   -----------   -----------   -----------   -----------
Total Return (Excludes Sales Charge)....        4.05%(b)         5.54%         6.46%         1.36%        5.18%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $  286,951      $   241,115   $   185,916   $   152,763   $   40,777
  Ratio of expenses to average net
    assets..............................        0.57%(c)         0.56%         0.56%         0.54%        0.54%(c)
  Ratio of net investment income to
    average net assets..................        5.45%(c)         5.70%         6.02%         5.61%        5.66%(c)
  Ratio of expenses to average net
    assets*.............................        0.69%(c)         0.76%         0.74%         0.71%        1.01%(c)
  Ratio of net investment income to
    average net assets*.................        5.33%(c)         5.50%         5.84%         5.44%        5.19%(c)
  Portfolio turnover (d)................       27.20%           83.17%        66.02%       101.48%       66.12%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced operations on February 9, 1993.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----46

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    MUNICIPAL INCOME FUND
                                          -------------------------------------------------------------------------
                                                                           CLASS A
                                          -------------------------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                              -----------------------------------------------------
                                                                 1996          1995          1994        1993 (A)
                                            SIX MONTHS        -----------   -----------   -----------   -----------
                                               ENDED
                                           DECEMBER 31,
                                               1996
                                          ---------------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $         9.69      $      9.72   $      9.67   $     10.12   $    10.06
                                                 -------      -----------   -----------   -----------   -----------
Investment Activities:
  Net investment income.................            0.26             0.55          0.55          0.55         0.19
  Net realized and unrealized gains
    (losses) from investments...........            0.12            (0.04)         0.05         (0.43)        0.05
                                                 -------      -----------   -----------   -----------   -----------
    Total from Investment Activities....            0.38             0.51          0.60          0.12         0.24
                                                 -------      -----------   -----------   -----------   -----------
Distributions:
  Net investment income.................           (0.26)           (0.54)        (0.55)        (0.54)       (0.18)
  Net realized gains....................              --               --            --         (0.03)          --
                                                 -------      -----------   -----------   -----------   -----------
    Total Distributions.................           (0.26)           (0.54)        (0.55)        (0.57)       (0.18)
                                                 -------      -----------   -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.........................  $         9.81      $      9.69   $      9.72   $      9.67   $    10.12
                                                 -------      -----------   -----------   -----------   -----------
                                                 -------      -----------   -----------   -----------   -----------
Total Return (Excludes Sales Charge)....            3.93%(b)         5.35%         6.21%         1.34%        6.86%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $       29,366      $    25,787   $    11,462   $    10,725   $    4,106
  Ratio of expenses to average net
    assets..............................            0.82%(c)         0.81%         0.81%         0.79%        0.80%(c)
  Ratio of net investment income to
    average net assets..................            5.20%(c)         5.45%         5.76%         5.44%        5.71%(c)
  Ratio of expenses to average net
    assets*.............................            1.04%(c)         1.11%         1.09%         1.06%        1.36%(c)
  Ratio of net investment income to
    average net assets*.................            4.98%(c)         5.15%         5.48%         5.17%        5.15%(c)
  Portfolio turnover (d)................           27.20%           83.17%        66.02%       101.48%       66.12%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 23, 1993.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          47----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            MUNICIPAL INCOME FUND
                                          ---------------------------------------------------------
                                                                   CLASS B
                                          ---------------------------------------------------------
                                                                     YEARS ENDED JUNE 30,
                                                            ---------------------------------------
                                                               1996          1995        1994 (A)
                                            SIX MONTHS      -----------   -----------   -----------
                                               ENDED
                                           DECEMBER 31,
                                               1996
                                          ---------------
                                            (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $         9.66    $      9.69   $      9.62   $    10.10
                                                 -------    -----------   -----------   -----------
Investment Activities:
  Net investment income.................            0.22           0.47          0.49         0.24
  Net realized and unrealized gains
    (losses) from investments...........            0.11          (0.03)         0.07        (0.48)
                                                 -------    -----------   -----------   -----------
    Total from Investment Activities....            0.33           0.44          0.56        (0.24)
                                                 -------    -----------   -----------   -----------
Distributions:
  Net investment income.................           (0.22)         (0.47)        (0.49)       (0.24)
                                                 -------    -----------   -----------   -----------
    Total Distributions.................           (0.22)         (0.47)        (0.49)       (0.24)
                                                 -------    -----------   -----------   -----------
NET ASSET VALUE,
  END OF PERIOD.........................  $         9.77    $      9.66   $      9.69   $     9.62
                                                 -------    -----------   -----------   -----------
                                                 -------    -----------   -----------   -----------
Total Return (Excludes Sales Charge)....            3.49%(b)        4.65%        5.58%       (1.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $       29,055    $    23,204   $     8,326   $    4,855
  Ratio of expenses to average net
    assets..............................            1.47%(c)        1.46%        1.46%        1.41%(c)
  Ratio of net investment income to
    average net assets..................            4.55%(c)        4.80%        5.14%        4.95%(c)
  Ratio of expenses to average net
    assets*.............................            1.68%(c)        1.76%        1.74%        1.62%(c)
  Ratio of net investment income to
    average net assets*.................            4.34%(c)        4.50%        4.86%        4.74%(c)
  Portfolio turnover (d)................           27.20%         83.17%        66.02%      101.48%

----------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----48

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                KENTUCKY MUNICIPAL BOND FUND
                                        -----------------------------------------------------------------------------
                                                          FIDUCIARY
                                        ---------------------------------------------
                                                                          JANUARY 20,     FEBRUARY 1,      MARCH 12,
                                                          YEAR ENDED        1995 TO        1994, TO        1993, TO
                                                           JUNE 30,        JUNE 30,       JANUARY 19,     JANUARY 31,
                                                             1996          1995 (A)        1995 (B)       1994 (B)(C)
                                         SIX MONTHS       -----------     -----------     -----------     -----------
                                            ENDED
                                        DECEMBER 31,
                                            1996
                                        -------------
                                         (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............    $      10.04      $     9.92      $     9.49      $    10.45      $    10.00
                                        -------------     -----------     -----------     -----------     -----------
Investment Activities:
  Net investment income.............            0.24            0.50            0.20            0.41            0.36
  Net realized and unrealized gains
    (losses) from investments.......            0.16            0.12            0.43           (0.95)           0.43
                                        -------------     -----------     -----------     -----------     -----------
    Total from Investment
      Activities....................            0.40            0.62            0.63           (0.54)           0.79
                                        -------------     -----------     -----------     -----------     -----------
Distributions:
  Net investment income.............           (0.24)          (0.50)          (0.20)          (0.42)          (0.34)
                                        -------------     -----------     -----------     -----------     -----------
    Total Distributions.............           (0.24)          (0.50)          (0.20)          (0.42)          (0.34)
                                        -------------     -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD.....................    $      10.20      $    10.04      $     9.92      $     9.49      $    10.45
                                        -------------     -----------     -----------     -----------     -----------
                                        -------------     -----------     -----------     -----------     -----------
Total Return (Excludes Sales
  Charge)...........................            4.02%(d)        6.35%           6.56%(d)       (5.17)%(d)       8.05%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................    $     32,458      $   30,300      $   32,520      $   41,953      $   64,663
  Ratio of expenses to average net
    assets..........................            0.60%(e)        0.68%           0.65%(e)        1.03%(e)        0.70%(e)
  Ratio of net investment income to
    average net assets..............            4.69%(e)        4.60%           4.70%(e)        4.27%(e)        4.19%(e)
  Ratio of expenses to average net
    assets*.........................            0.88%(e)        1.02%           0.97%(e)        1.05%(e)        0.91%(e)
  Ratio of net investment income to
    average net assets*.............            4.41%(e)        4.26%           4.38%(e)        4.25%(e)        3.98%(e)
  Portfolio turnover (f)............            3.30%          16.78%          19.75%          10.00%           5.00%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.

      (c)  Period from commencement of operations.

      (d)  Not annualized.

      (e)  Annualized.

    ( f )  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          49----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           KENTUCKY MUNICIPAL BOND FUND
                                                                                    -------------------------------------------
                                                                                                      CLASS A
                                                                                    -------------------------------------------
                                                                                                     YEAR ENDED    JANUARY 20,
                                                                                                      JUNE 30,    1995 TO JUNE
                                                                                                        1996      30, 1995 (A)
                                                                                      SIX MONTHS     -----------  -------------
                                                                                         ENDED
                                                                                     DECEMBER 31,
                                                                                         1996
                                                                                    ---------------
                                                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................................................     $   10.05      $    9.93     $    9.49
                                                                                          ------     -----------       ------
Investment Activities:
  Net investment income...........................................................          0.22           0.44          0.19
  Net realized and unrealized gains from investments..............................          0.17           0.12          0.44
                                                                                          ------     -----------       ------
    Total from Investment Activities..............................................          0.39           0.56          0.63
                                                                                          ------     -----------       ------
Distributions
  Net investment income...........................................................         (0.23)         (0.44)        (0.19)
                                                                                          ------     -----------       ------
    Total Distributions...........................................................         (0.23)         (0.44)        (0.19)
                                                                                          ------     -----------       ------
NET ASSET VALUE,
  END OF PERIOD...................................................................     $   10.21      $   10.05     $    9.93
                                                                                          ------     -----------       ------
                                                                                          ------     -----------       ------
Total Return (Excludes Sales Charge)..............................................          3.88%(b)       5.70%         5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................................     $   8,076      $   8,178     $   8,818
  Ratio of expenses to average net assets.........................................          0.86%(c)       0.93%         0.90%(c)
  Ratio of net investment income to average net assets............................          4.43%(c)       4.35%         4.44%(c)
  Ratio of expenses to average net assets*........................................          1.23%(c)       1.37%         1.33%(c)
  Ratio of net investment income to average net assets*...........................          4.06%(c)       3.91%         4.01%(c)
  Portfolio turnover (d)..........................................................          3.30%         16.78%        19.75%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----50

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                            KENTUCKY MUNICIPAL BOND FUND
                                                                                      -----------------------------------------
                                                                                                       CLASS B
                                                                                      -----------------------------------------
                                                                                                                     MARCH 16,
                                                                                                       YEAR ENDED     1995 TO
                                                                                                        JUNE 30,     JUNE 30,
                                                                                                          1996       1995 (A)
                                                                                        SIX MONTHS     -----------  -----------
                                                                                           ENDED
                                                                                       DECEMBER 31,
                                                                                           1996
                                                                                      ---------------
                                                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................................................     $    9.99      $    9.87    $    9.75
                                                                                            ------     -----------  -----------
Investment Activities:
  Net investment income.............................................................          0.19           0.38         0.14
  Net realized and unrealized gains from investments................................          0.15           0.13         0.12
                                                                                            ------     -----------  -----------
    Total from Investment Activities................................................          0.34           0.51         0.26
                                                                                            ------     -----------  -----------
Distributions:
  Net investment income.............................................................         (0.19)         (0.39)       (0.14)
                                                                                            ------     -----------  -----------
    Total Distributions.............................................................         (0.19)         (0.39)       (0.14)
                                                                                            ------     -----------  -----------
NET ASSET VALUE,
  END OF PERIOD.....................................................................     $   10.14      $    9.99    $    9.87
                                                                                            ------     -----------  -----------
                                                                                            ------     -----------  -----------
Total Return (Excludes Sales Charge)................................................          3.46%(b)       5.16%        2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................................     $   1,992      $   1,457    $      79
  Ratio of expenses to average net assets...........................................          1.50%(c)       1.58%        1.58%(c)
  Ratio of net investment income to average net assets..............................          3.77%(c)       3.70%        3.89%(c)
  Ratio of expenses to average net assets*..........................................          1.89%(c)       2.02%        2.21%(c)
  Ratio of net investment income to average net assets*.............................          3.38%(c)       3.26%        3.25%(c)
  Portfolio turnover (d)............................................................          3.30%         16.78%       19.75%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on March 16, 1995.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          51----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         OHIO MUNICIPAL BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                                 FIDUCIARY
                                          ---------------------------------------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                                                             1996           1995           1994           1993         1992 (A)
                                           SIX MONTHS    ------------   ------------   ------------   ------------   ------------
                                             ENDED
                                          DECEMBER 31,
                                              1996
                                          ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $   10.69      $      10.65   $      10.58   $      11.11   $      10.48   $   10.00
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment Activities:
  Net investment income.................       0.28              0.56           0.55           0.51           0.54        0.56
  Net realized and unrealized gains
    (losses) from investments...........       0.19              0.04           0.07          (0.50)          0.62        0.47
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total from Investment Activities....       0.47              0.60           0.62           0.01           1.16        1.03
                                          ------------   ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income.................      (0.28)            (0.56)         (0.55)         (0.52)         (0.53)      (0.55)
  In excess of net realized gains.......         --                --             --          (0.02)            --          --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total Distributions.................      (0.28)            (0.56)         (0.55)         (0.54)         (0.53)      (0.55)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD.........................  $   10.88      $      10.69   $      10.65   $      10.58   $      11.11   $   10.48
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total Return (Excludes Sales Charge)....       4.45%(b)          5.69%          6.07%          0.07%         11.43%      10.64%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $  84,011      $     80,611   $     79,993   $     93,261   $     74,792   $  45,199
  Ratio of expenses to average net
    assets..............................       0.57%(c)          0.57%          0.58%          0.53%          0.55%       0.63%(c)
  Ratio of net investment income to
    average net assets..................       5.16%(c)          5.17%          5.29%          4.76%          5.14%       5.61%(c)
  Ratio of expenses to average net
    assets*.............................       0.88%(c)          0.95%          0.91%          0.86%          0.94%       1.21%(c)
  Ratio of net investment income to
    average net assets*.................       4.85%(c)          4.79%          4.96%          4.43%          4.75%       5.03%(c)
  Portfolio turnover (d)................       3.21%            24.61%         77.69%         16.77%         26.67%       9.78%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  The Fund commenced offering on July 12, 1991.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----52

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         OHIO MUNICIPAL BOND FUND
                                          ---------------------------------------------------------------------------------------
                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                         ------------------------------------------------------------------------
                                                             1996           1995           1994           1993         1992 (A)
                                           SIX MONTHS    ------------   ------------   ------------   ------------   ------------
                                             ENDED
                                          DECEMBER 31,
                                              1996
                                          ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $   10.72      $      10.68   $      10.61   $      11.13   $      10.48   $   10.29
                                          ------------   ------------   ------------   ------------   ------------   ------------
Investment Activities:
  Net investment income.................       0.27              0.55           0.53           0.50           0.52        0.20
  Net realized and unrealized gains
    (losses) from investments...........       0.20              0.03           0.07          (0.48)          0.64        0.21
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total from Investment Activities....       0.47              0.58           0.60           0.02           1.16        0.41
                                          ------------   ------------   ------------   ------------   ------------   ------------
Distributions:
  Net investment income.................      (0.27)            (0.54)         (0.51)         (0.50)         (0.51)      (0.22)
  In excess of net investment income....         --                --          (0.02)         (0.02)            --          --
  In excess of net realized gains.......         --                --             --          (0.02)            --          --
                                          ------------   ------------   ------------   ------------   ------------   ------------
    Total Distributions.................      (0.27)            (0.54)         (0.53)         (0.54)         (0.51)      (0.22)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD.........................  $   10.92      $      10.72   $      10.68   $      10.61   $      11.13   $   10.48
                                          ------------   ------------   ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total Return (Excludes Sales Charge)....       4.32%(b)          5.44%          5.79%         (0.05)%        11.40%      10.85%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $  15,858      $     16,507   $     12,006   $     14,883   $     13,092   $      41
  Ratio of expenses to average net
    assets..............................       0.81%(c)          0.82%          0.82%          0.78%          0.77%       1.01%(c)
  Ratio of net investment income to
    average net assets..................       4.90%(c)          4.92%          5.01%          4.63%          4.85%       5.16%(c)
  Ratio of expenses to average net
    assets*.............................       1.21%(c)          1.30%          1.25%          1.21%          1.25%       1.40%(c)
  Ratio of net investment income to
    average net assets*.................       4.50%(c)          4.44%          4.58%          4.20%          4.37%       4.77%(c)
  Portfolio turnover (d)................       3.21%            24.61%         77.69%         16.77%         26.67%       9.78%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class A Shares commenced offering on February 18, 1992.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          53----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          OHIO MUNICIPAL BOND FUND
                                          ---------------------------------------------------------
                                                                   CLASS B
                                          ---------------------------------------------------------
                                                                    YEARS ENDED JUNE 30,
                                                         ------------------------------------------
                                                             1996           1995         1994 (A)
                                           SIX MONTHS    ------------   ------------   ------------
                                             ENDED
                                          DECEMBER 31,
                                              1996
                                          ------------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...................  $   10.79      $      10.75   $      10.68   $   11.31
                                          ------------   ------------   ------------   ------------
Investment Activities:
  Net investment income.................       0.24              0.48           0.43        0.17
  Net realized and unrealized gains
    (losses) from investments...........       0.20              0.03           0.07       (0.62)
                                          ------------   ------------   ------------   ------------
    Total from Investment Activities....       0.44              0.51           0.50       (0.45)
                                          ------------   ------------   ------------   ------------
Distributions:
  Net investment income.................      (0.24)            (0.47)         (0.43)      (0.17)
  In excess of net investment income....         --                --             --       (0.01)
                                          ------------   ------------   ------------   ------------
    Total Distributions.................      (0.24)            (0.47)         (0.43)      (0.18)
                                          ------------   ------------   ------------   ------------
NET ASSET VALUE,
  END OF PERIOD.........................  $   10.99      $      10.79   $      10.75   $   10.68
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
Total Return (Excludes Sales Charge)....       4.07%(b)          4.79%          5.17%      (4.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....  $  12,117      $      8,854   $      3,209   $   2,043
  Ratio of expenses to average net
    assets..............................       1.46%(c)          1.47%          1.48%       1.28%(c)
  Ratio of net investment income to
    average net assets..................       4.28%(c)          4.27%          4.40%       4.23%(c)
  Ratio of expenses to average net
    assets*.............................       1.85%(c)          1.95%          1.91%       1.68%(c)
  Ratio of net investment income to
    average net assets*.................       3.89%(c)          3.79%          3.97%       3.83%(c)
  Portfolio turnover (d)................       3.21%            24.61%         77.69%      16.77%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Class B Shares commenced offering on January 14, 1994.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----54

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  LOUISIANA MUNICIPAL
                                                                                                       BOND FUND
                                                                                            -------------------------------
                                                                                                       FIDUCIARY
                                                                                            -------------------------------
                                                                                             SIX MONTHS         MARCH 26,
                                                                                                ENDED             1996
                                                                                            DECEMBER 31,      THROUGH JUNE
                                                                                                1996          30, 1996 (A)
                                                                                            -------------     -------------
                                                                                             (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................................................  $       9.93      $      10.00
                                                                                            -------------     -------------
Investment Activities:
  Net investment income...................................................................          0.24              0.13
  Net realized and unrealized gains (losses) from investments.............................          0.14             (0.07)
                                                                                            -------------     -------------
    Total from Investment Activities......................................................          0.38              0.06
                                                                                            -------------     -------------
Distributions:
  Net investment income...................................................................         (0.24)            (0.13)
                                                                                            -------------     -------------
    Total Distributions...................................................................         (0.24)            (0.13)
                                                                                            -------------     -------------
NET ASSET VALUE,
  END OF PERIOD...........................................................................  $      10.07      $       9.93
                                                                                            -------------     -------------
                                                                                            -------------     -------------
Total Return (Excludes Sales Charge)......................................................          3.91%(b)          0.90%(b)(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................................  $    126,727      $    136,041
  Ratio of expenses to average net assets.................................................          0.65%(c)          0.71%(c)
  Ratio of net investment income to average net assets....................................          4.88%(c)          4.76%(c)
  Ratio of expenses to average net assets*................................................          0.86%(c)          0.86%(c)
  Ratio of net investment income to average net assets*...................................          4.67%(c)          4.61%(c)
  Portfolio turnover (e)..................................................................         10.24%            16.72%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Period from date reorganized as a fund of The One Group.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          55----

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   LOUISIANA MUNICIPAL BOND FUND
                                      ---------------------------------------------------------------------------------------
                                                                              CLASS A
                                      ---------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED         SEVEN MONTHS                   YEARS ENDED NOVEMBER 30,
                                      DECEMBER 31,       ENDED JUNE      ----------------------------------------------------
                                          1996          30, 1996 (A)        1995          1994          1993          1992
                                      -------------     -------------    ----------    ----------    ----------    ----------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $       9.93      $      10.09     $     9.38    $    10.27    $     9.92    $     9.73
                                      -------------     -------------    ----------    ----------    ----------    ----------
Investment Activities:
  Net investment income.............          0.23              0.24           0.50          0.49          0.52          0.55
  Net realized and unrealized gains
    (losses) from investments.......          0.14             (0.16)          0.71         (0.79)         0.42          0.26
                                      -------------     -------------    ----------    ----------    ----------    ----------
    Total from Investment
      Activities....................          0.37              0.08           1.21         (0.30)         0.94          0.82
                                      -------------     -------------    ----------    ----------    ----------    ----------
Distributions:
  Net investment income.............         (0.23)            (0.24)         (0.50)        (0.49)        (0.52)        (0.55)
  Net realized gains................            --                --             --         (0.10)        (0.07)        (0.07)
                                      -------------     -------------    ----------    ----------    ----------    ----------
    Total Distributions.............         (0.23)            (0.24)         (0.50)        (0.59)        (0.59)        (0.62)
                                      -------------     -------------    ----------    ----------    ----------    ----------
NET ASSET VALUE,
  END OF PERIOD.....................  $      10.07      $       9.93     $    10.09    $     9.38    $    10.27    $     9.92
                                      -------------     -------------    ----------    ----------    ----------    ----------
                                      -------------     -------------    ----------    ----------    ----------    ----------
Total Return (Excludes Sales
  Charge)...........................          3.78%(b)          0.84%(b)      13.11%        (2.97)%        9.65%         8.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $     50,271      $     53,479     $  206,119    $  196,820    $  196,534    $  135,692
  Ratio of expenses to average net
    assets..........................          0.90%(c)          0.69%(c)       0.62%         0.65%         0.62%         0.58%
  Ratio of net investment income to
    average net assets..............          4.63%(c)          4.71%(c)       5.07%         4.97%         5.07%         5.70%
  Ratio of expenses to average net
    assets*.........................          1.21%(c)          0.86%(c)       0.77%         0.80%         0.78%         0.83%
  Ratio of net investment income to
    average net assets*.............          4.32%(c)          4.54%(c)       4.92%         4.82%         4.91%         5.45%
  Portfolio turnover (d)............         10.24%            16.72%         28.00%        24.00%        25.00%        32.00%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana
           Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon
           Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.

      (b)  Not annualized.

      (c)  Annualized.

      (d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

----56

--------------------------------------------------------------------------------

The One Group Family of Mutual Funds
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 LOUISIANA MUNICIPAL BOND FUND
                                                              -------------------------------------------------------------------
                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                               SIX MONTHS                             YEAR          SEPTEMBER 16,
                                                                  ENDED         SEVEN MONTHS          ENDED         1994 THROUGH
                                                              DECEMBER 31,       ENDED JUNE       NOVEMBER 30,      NOVEMBER 30,
                                                                  1996          30, 1996 (A)          1995            1994 (B)
                                                              -------------     -------------     -------------     -------------
                                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................    $       9.93      $      10.09      $       9.36      $       9.73
                                                              -------------     -------------     -------------     -------------
Investment Activities:
  Net investment income...................................            0.20              0.21              0.42              0.08
  Net realized and unrealized gains (losses) from
    investments...........................................            0.14             (0.16)             0.73             (0.37)
                                                              -------------     -------------     -------------     -------------
    Total from Investment Activities......................            0.34              0.05              1.15             (0.29)
                                                              -------------     -------------     -------------     -------------
Distributions:
  Net investment income...................................           (0.20)            (0.21)            (0.42)            (0.08)
                                                              -------------     -------------     -------------     -------------
    Total Distributions...................................           (0.20)            (0.21)            (0.42)            (0.08)
                                                              -------------     -------------     -------------     -------------
NET ASSET VALUE,
  END OF PERIOD...........................................    $      10.07      $       9.93      $      10.09      $       9.36
                                                              -------------     -------------     -------------     -------------
                                                              -------------     -------------     -------------     -------------
Total Return (Excludes Sales Charge)......................            3.45%(c)          0.48%(c)         12.52%             2.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................    $      3,605      $      3,223      $      2,115      $        204
  Ratio of expenses to average net assets.................            1.55%(d)          1.50%(d)          1.37%             1.41%(d)
  Ratio of net investment income to average net assets....            3.96%(d)          3.98%(d)          4.27%             4.45%(d)
  Ratio of expenses to average net assets*................            1.89%(d)          1.70%(d)          1.52%             1.56%(d)
  Ratio of net investment income to average net assets*...            3.62%(d)          3.78%(d)          4.12%             4.30%(d)
  Portfolio turnover (e)..................................           10.24%            16.72%            28.00%            24.00%

---------

        *  During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

      (a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana
           Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon
           Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.

      (b)  Class B Shares commenced offering on September 16, 1994.

      (c)  Not annualized.

      (d)  Annualized.

      (e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          57----